Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2020 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 49.6%
Advertising Agencies - 0.2%

Interpublic Group of Cos., Inc.	15,190	$245,926

Aerospace/Defense - 0.2%

Northrop Grumman Corp.	1,074	324,939

Agricultural Biotech - 0.1%

Corteva, Inc.	7,378	173,383

Agricultural Chemicals - 0.1%

Incitec Pivot, Ltd. ADR	77,000	93,170

Agricultural Operations - 0.0%

Phibro Animal Health Corp., Class A	1,469	35,506

Airlines - 0.1%

Alaska Air Group, Inc.	3,318	94,463

Apparel Manufacturers - 0.5%

Deckers Outdoor Corp.†	3,756	503,304
VF Corp.	3,580	193,606

		696,910

Applications Software - 1.1%

Microsoft Corp.	9,911	1,563,064

Athletic Equipment - 0.1%

YETI Holdings, Inc.†	8,695	169,726

Athletic Footwear - 0.0%

NIKE, Inc., Class B	610	50,471

Auction Houses/Art Dealers - 0.1%

Ritchie Bros. Auctioneers, Inc.	5,500	187,990

Auto-Cars/Light Trucks - 0.2%

Ferrari NV	1,500	228,855

Auto-Heavy Duty Trucks - 0.4%

NFI Group, Inc.	1,606	17,186
PACCAR, Inc.	5,137	314,025
Volvo AB ADR	26,000	304,980

		636,191

Auto/Truck Parts & Equipment-Original - 0.5%

Autoliv, Inc.	5,610	258,116
Linamar Corp.	2,046	42,351
Magna International, Inc.	11,397	363,792

		664,259

Banks-Commercial - 1.2%

Banco Bilbao Vizcaya Argentaria SA ADR	85,000	260,100
Bank OZK	7,838	130,895
Cathay General Bancorp	1,877	43,077
Cullen/Frost Bankers, Inc.	3,446	192,252
East West Bancorp, Inc.	1,905	49,035
First Republic Bank	3,283	270,125
ING Groep NV ADR	37,000	190,550
Nordea Bank Abp ADR	60,000	330,000
PacWest Bancorp	2,638	47,273
Preferred Bank	410	13,866
ServisFirst Bancshares, Inc.	793	23,251
Truist Financial Corp.	6,495	200,306
Washington Trust Bancorp, Inc.	814	29,760

		1,780,490

Banks-Super Regional - 0.7%

PNC Financial Services Group, Inc.	7,325	701,149
US Bancorp	7,632	262,922

		964,071

Batteries/Battery Systems - 0.2%

Energizer Holdings, Inc.	8,733	264,173

Beverages-Non-alcoholic - 1.0%

Coca-Cola Co.	6,913	305,900
Keurig Dr Pepper, Inc.	13,393	325,048
PepsiCo, Inc.	6,620	795,062

		1,426,010

Beverages-Wine/Spirits - 0.3%

Diageo PLC ADR	2,850	362,292

Brewery - 0.2%

Ambev SA ADR	148,000	340,400

Building & Construction Products-Misc. - 0.2%

James Hardie Industries PLC ADR	20,000	239,600

Building-Mobile Home/Manufactured Housing - 0.0%

LCI Industries	554	37,024

Casino Hotels - 0.1%

Sands China, Ltd. ADR	5,000	181,500

Cellular Telecom - 0.6%

T-Mobile US, Inc.†	9,695	813,410

Chemicals-Diversified - 0.4%

Croda International PLC ADR	2,833	75,726
DuPont de Nemours, Inc.	795	27,110
FMC Corp.	3,219	262,960
Huntsman Corp.	3,063	44,199
PPG Industries, Inc.	2,295	191,862

		601,857

Chemicals-Specialty - 0.4%

Givaudan SA ADR	10,000	610,000
H.B. Fuller Co.	447	12,485

		622,485

Coatings/Paint - 0.0%

RPM International, Inc.	578	34,391

Commercial Services - 0.1%

Morningstar, Inc.	1,049	121,946

Commercial Services-Finance - 0.6%

Experian PLC ADR	11,500	320,045
PayPal Holdings, Inc.†	4,975	476,307

		796,352

Computer Services - 0.1%

Amdocs, Ltd.	773	42,492
Leidos Holdings, Inc.	613	56,181

		98,673

Computers - 1.0%

Apple, Inc.	5,907	1,502,091

Containers-Metal/Glass - 0.4%

Ball Corp.	8,348	539,782

Containers-Paper/Plastic - 0.0%

Packaging Corp. of America	447	38,813

Cosmetics & Toiletries - 0.3%

Inter Parfums, Inc.	122	5,655

Unilever NV	8,000	390,320

		395,975

Data Processing/Management - 0.9%

Broadridge Financial Solutions, Inc.	63	5,974
Fair Isaac Corp.†	1,350	415,382
Fidelity National Information Services, Inc.	6,881	837,005

		1,258,361

Diagnostic Equipment - 0.5%

Thermo Fisher Scientific, Inc.	2,414	684,610

Disposable Medical Products - 0.3%

CONMED Corp.	542	31,040
Teleflex, Inc.	1,297	379,840

		410,880

Distribution/Wholesale - 0.1%

IAA, Inc.†	4,234	126,851

Diversified Banking Institutions - 1.1%

BNP Paribas SA ADR	10,000	150,600
JPMorgan Chase & Co.	14,211	1,279,416
Morgan Stanley	4,988	169,592

		1,599,608

Diversified Manufacturing Operations - 0.4%

3M Co.	498	67,982
EnPro Industries, Inc.	310	12,270
Parker-Hannifin Corp.	1,877	243,503
Siemens AG ADR	7,500	315,000

		638,755

Drug Delivery Systems - 0.5%

Becton Dickinson and Co.	3,191	733,196

E-Commerce/Products - 0.8%

Amazon.com, Inc.†	606	1,181,530

E-Commerce/Services - 0.1%

Rightmove PLC	24,620	148,484

Electric Products-Misc. - 0.2%

Littelfuse, Inc.	2,397	319,808

Electric-Distribution - 0.2%

Sempra Energy	2,326	262,815
Unitil Corp.	249	13,027

		275,842

Electric-Integrated - 2.2%

ALLETE, Inc.	988	59,952
Alliant Energy Corp.	7,242	349,716
CLP Holdings, Ltd. ADR	40,000	365,200
Eversource Energy	7,903	618,094
IDACORP, Inc.	128	11,237
NextEra Energy, Inc.	5,313	1,278,414
PNM Resources, Inc.	356	13,528
Portland General Electric Co.	342	16,395
WEC Energy Group, Inc.	3,135	276,288
Xcel Energy, Inc.	4,315	260,194

		3,249,018

Electronic Components-Misc. - 0.0%

Hubbell, Inc.	219	25,128
nVent Electric PLC	2,116	35,697

		60,825

Electronic Components-Semiconductors - 0.6%

Microchip Technology, Inc.	12,777	866,280
Monolithic Power Systems, Inc.	84	14,067

		880,347

Electronic Forms - 0.8%

Adobe, Inc.†	3,581	1,139,617

Electronic Measurement Instruments - 0.2%

Roper Technologies, Inc.	1,068	333,013

Electronic Parts Distribution - 0.2%

Arrow Electronics, Inc.†	4,492	233,000

Enterprise Software/Service - 0.8%

Black Knight, Inc.†	7,300	423,838
SAP SE ADR	6,904	762,892
Tyler Technologies, Inc.†	97	28,766

		1,215,496

Filtration/Separation Products - 0.0%

Donaldson Co., Inc.	270	10,430

Finance-Credit Card - 0.9%

Discover Financial Services	12,411	442,700
Visa, Inc., Class A	4,857	782,560

		1,225,260

Finance-Investment Banker/Broker - 0.4%

Charles Schwab Corp.	19,089	641,772

Finance-Mortgage Loan/Banker - 0.0%

Federal Agricultural Mtg. Corp., Class C	301	16,745

Finance-Other Services - 0.8%

BGC Partners, Inc., Class A	5,428	13,679
Deutsche Boerse AG ADR	28,000	378,560
Hong Kong Exchanges & Clearing, Ltd. ADR	14,000	418,460
Nasdaq, Inc.	3,795	360,335

		1,171,034

Financial Guarantee Insurance - 0.0%

Assured Guaranty, Ltd.	1,574	40,593

Food-Dairy Products - 0.3%

Danone SA ADR	30,000	382,050

Food-Meat Products - 0.5%

Hormel Foods Corp.	9,545	445,179
Tyson Foods, Inc., Class A	5,645	326,676

		771,855

Food-Misc./Diversified - 0.3%

Ingredion, Inc.	735	55,493
Orkla ASA ADR	36,000	306,360

		361,853

Gas-Distribution - 0.2%

ONE Gas, Inc.	144	12,041
Rubis SCA ADR	35,000	267,050

Spire, Inc.	406	30,239

		309,330

Golf - 0.0%

Acushnet Holdings Corp.	2,080	53,498

Human Resources - 0.0%

Adecco Group AG ADR	3,000	58,140

Industrial Gases - 0.2%

Air Products & Chemicals, Inc.	1,164	232,346

Instruments-Controls - 0.6%

Honeywell International, Inc.	6,196	828,963

Insurance-Multi-line - 0.8%

Allianz SE ADR†	24,000	406,800
Allstate Corp.	960	88,061
Chubb, Ltd.	5,551	619,991

		1,114,852

Insurance-Property/Casualty - 0.8%

Beazley PLC	4,562	22,068
Fidelity National Financial, Inc.	33,140	824,523
James River Group Holdings, Ltd.	1,472	53,345
Markel Corp.†	311	288,574

		1,188,510

Insurance-Reinsurance - 0.5%

Swiss Re AG ADR	39,111	742,718

Internet Content-Entertainment - 0.4%

Facebook, Inc., Class A†	3,465	577,962

Investment Management/Advisor Services - 0.3%

BlackRock, Inc.	965	424,571
Raymond James Financial, Inc.	309	19,529

		444,100

Machine Tools & Related Products - 0.2%

Lincoln Electric Holdings, Inc.	4,702	324,438

Machinery-Construction & Mining - 0.2%

Komatsu, Ltd. ADR	21,000	344,610

Machinery-Farming - 0.3%

Deere & Co.	2,597	358,802

Machinery-General Industrial - 0.6%

Albany International Corp., Class A	541	25,605
Crane Co.	711	34,967
Kone Oyj	20,000	563,300
Nordson Corp.	1,566	211,520

		835,392

Medical Instruments - 0.9%

Cantel Medical Corp.	299	10,734
Edwards Lifesciences Corp.†	1,317	248,412
Medtronic PLC	11,965	1,079,004

		1,338,150

Medical Products - 1.2%

Abbott Laboratories	4,646	366,616
Coloplast A/S ADR	38,000	548,340
LeMaitre Vascular, Inc.	321	7,999
Sonova Holding AG ADR	12,000	431,160
STERIS PLC	354	49,549
Varian Medical Systems, Inc.†	3,278	336,520

		1,740,184

Medical-Biomedical/Gene - 0.3%

CSL, Ltd. ADR	5,000	457,000

Medical-Drugs - 2.8%

Merck & Co., Inc.	17,017	1,309,288
Novartis AG ADR	7,677	632,969
Novo Nordisk A/S ADR	4,000	240,800
Pfizer, Inc.	23,969	782,348
Roche Holding AG ADR	26,958	1,093,686

		4,059,091

Medical-HMO - 0.3%

UnitedHealth Group, Inc.	1,681	419,208

Medical-Hospitals - 0.4%

HCA Healthcare, Inc.	2,849	255,983
Universal Health Services, Inc., Class B	3,169	313,984

		569,967

Multimedia - 0.4%

Walt Disney Co.	5,737	554,194

Networking Products - 0.1%

Cisco Systems, Inc.	3,616	142,145

Non-Hazardous Waste Disposal - 0.5%

Waste Connections, Inc.	10,012	775,930

Office Supplies & Forms - 0.2%

Avery Dennison Corp.	2,862	291,552

Oil & Gas Drilling - 0.0%

Helmerich & Payne, Inc.	3,235	50,628

Oil Companies-Exploration & Production - 0.2%

Cimarex Energy Co.	5,647	95,039
Diamondback Energy, Inc.	555	14,541
EOG Resources, Inc.	5,131	184,306

		293,886

Oil Companies-Integrated - 0.9%

Chevron Corp.	3,149	228,177
Exxon Mobil Corp.	1,685	63,979
Royal Dutch Shell PLC, Class B ADR	29,979	979,114

		1,271,270

Oil Refining & Marketing - 0.4%

Delek US Holdings, Inc.	606	9,551
HollyFrontier Corp.	4,873	119,437
Marathon Petroleum Corp.	7,262	171,528
Valero Energy Corp.	5,454	247,394

		547,910

Pipelines - 0.2%

Enterprise Products Partners LP	14,674	209,838
Targa Resources Corp.	1,422	9,826

		219,664

Power Converter/Supply Equipment - 0.2%

Schneider Electric SE ADR	16,000	273,600

Private Equity - 0.2%

KKR & Co., Inc., Class A	14,585	342,310

Publishing-Books - 0.0%

John Wiley & Sons, Inc., Class A	896	33,591

Real Estate Investment Trusts - 2.4%

Agree Realty Corp.	449	27,793
Alexandria Real Estate Equities, Inc.	8,513	1,166,792
American Tower Corp.	3,407	741,874
CyrusOne, Inc.	7,496	462,878
Digital Realty Trust, Inc.	3,900	541,749
EastGroup Properties, Inc.	277	28,941
Four Corners Property Trust, Inc.	1,218	22,789
Granite Real Estate Investment Trust	580	23,957
Medical Properties Trust, Inc.	2,408	41,634
National Health Investors, Inc.	368	18,223
National Retail Properties, Inc.	693	22,308
Realty Income Corp.	4,252	212,005
STORE Capital Corp.	11,235	203,578
Terreno Realty Corp.	373	19,303

		3,533,824

Real Estate Management/Services - 0.3%

Daito Trust Construction Co., Ltd. ADR	18,198	418,918
Newmark Group, Inc., Class A	4,132	17,561

		436,479

Recreational Vehicles - 0.0%

Brunswick Corp.	679	24,016

Rental Auto/Equipment - 0.1%

Aaron’s, Inc.	5,596	127,477

Retail-Apparel/Shoe - 0.4%

Lululemon Athletica, Inc.†	3,191	604,854

Retail-Discount - 0.3%

Costco Wholesale Corp.	1,536	437,960

Retail-Restaurants - 0.3%

Chipotle Mexican Grill, Inc.†	441	288,591
Starbucks Corp.	2,876	189,068

		477,659

Rubber-Tires - 0.4%

Bridgestone Corp. ADR	39,000	591,825

Savings & Loans/Thrifts - 0.2%

Washington Federal, Inc.	11,303	293,426

Security Services - 0.3%

Secom Co., Ltd. ADR	21,000	433,020

Semiconductor Components-Integrated Circuits - 0.6%

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	18,404	879,527

Semiconductor Equipment - 0.8%

ASML Holding NV	698	182,625
Kulicke & Soffa Industries, Inc.	1,669	34,832
Lam Research Corp.	1,574	377,760
MKS Instruments, Inc.	843	68,662
Teradyne, Inc.	4,383	237,427
Tokyo Electron, Ltd. ADR	5,000	232,750

		1,134,056

Shipbuilding - 0.0%

Huntington Ingalls Industries, Inc.	209	38,082

Soap & Cleaning Preparation - 0.7%

Church & Dwight Co., Inc.	9,798	628,836
Reckitt Benckiser Group PLC ADR	25,065	386,126

		1,014,962

SupraNational Banks - 0.1%

Banco Latinoamericano de Comercio Exterior SA, Class E	19,278	198,756

Telecom Services - 0.7%

BCE, Inc.	19,308	788,925
Telenor ASA ADR	19,000	276,260

		1,065,185

Telephone-Integrated - 0.3%

Verizon Communications, Inc.	9,148	491,522

Television - 0.0%

Nexstar Media Group, Inc., Class A	902	52,072

Textile-Apparel - 0.4%

LVMH Moet Hennessy Louis Vuitton SE ADR	7,482	556,736

Tools-Hand Held - 0.2%

MSA Safety, Inc.	395	39,974
Snap-on, Inc.	1,819	197,944

		237,918

Toys - 1.0%

Hasbro, Inc.	12,614	902,532
Nintendo Co., Ltd. ADR	10,800	521,424

		1,423,956

Transport-Marine - 0.1%

Kirby Corp.†	2,374	103,198

Transport-Rail - 0.2%

Union Pacific Corp.	1,697	239,345

Transport-Services - 0.3%

Expeditors International of Washington, Inc.	5,485	365,959

Web Portals/ISP - 0.7%

Alphabet, Inc., Class A†	827	960,933

Total Common Stocks
(cost $73,204,388)		71,953,709

EXCHANGE-TRADED FUNDS - 4.6%

Invesco QQQ Trust, Series 1 ETF	20,000	3,808,000
Vanguard Global ex-U.S. Real Estate ETF	65,500	2,810,605

Total Exchange-Traded Funds
(cost $7,009,901)		6,618,605

PREFERRED SECURITIES/CAPITAL SECURITIES - 0.2%
Banks-Super Regional - 0.2%

PNC Financial Services Group, Inc. 6.75% due 08/01/2021(1) (cost $249,126)	250,000	236,095

ASSET BACKED SECURITIES - 4.2%
Diversified Financial Services - 4.2%

Ally Master Owner Trust Series 2018-1, Class A2 2.70% due 01/17/2023	250,000	245,928
American Express Credit Account Master Trust FRS Series 2019-4, Class A 0.94% (1 ML+0.24%) due 04/15/2024	316,000	312,467
Americredit Automobile Receivables Trust Series 2018-3, Class A2A 3.11% due 01/18/2022	45,309	45,238
BA Credit Card Trust Series 2019-A1, Class A1 1.74% due 01/15/2025	200,000	202,021
Chase Issuance Trust FRS Series 2018-A1, Class A1 0.90% (1 ML+0.20%) due 04/17/2023	211,000	209,249
Citigroup Mtg. Loan Trust VRS Series 2015-PS1, Class B1 5.25% due 09/25/2042*(2)(3)	242,293	242,342
COMM Mtg. Trust VRS Series 2014-UBS3, Class C 4.74% due 06/10/2047(2)(4)	250,000	222,908
Commonbond Student Loan Trust Series 2019-AGS, Class A1 2.54% due 01/25/2047*	92,975	93,985
Commonbond Student Loan Trust Series 2018-CGS, Class A1 3.87% due 02/25/2046*	99,476	102,501
CPS Auto Receivables Trust Series 2018-D, Class A 3.06% due 01/18/2022*	22,774	22,744
CSMC Trust VRS Series 2015-1, Class B2 3.94% due 01/25/2045*(2)(3)	88,122	83,767
Daimler Trucks Retail Trust Series 2019-1, Class A2 2.77% due 04/15/2021*	39,332	39,316
Ford Credit Auto Owner Trust Series 2016-2, Class A 2.03% due 12/15/2027*	250,000	249,978
GS Mtg. Securities Trust Series 2017-GS6, Class A1 1.95% due 05/10/2050(4)	198,735	197,851
GS Mtg. Securities Trust VRS Series 2013-GC12, Class C 4.18% due 06/10/2046(2)(4)	200,000	179,622
GS Mtg. Securities Trust VRS Series 2014-GC20, Class C 4.97% due 04/10/2047(2)(4)	200,000	180,608
JP Morgan Mtg. Trust VRS Series 2016-4, Class A5 3.50% due 10/25/2046*(2)(3)	46,509	46,908
JP Morgan Mtg. Trust VRS Series 2016-4, Class A13 3.50% due 10/25/2046*(2)(3)	143,717	140,383
JP Morgan Mtg. Trust VRS Series 2017-4, Class A5 3.50% due 11/25/2048*(2)(3)	122,663	122,371
JP Morgan Mtg. Trust VRS Series 2017-3, Class B2 3.83% due 08/25/2047*(2)(3)	181,526	167,132
JP Morgan Mtg. Trust VRS Series 2018-8, Class A13 4.00% due 01/25/2049*(2)(3)	57,221	56,514
MMAF Equipment Finance LLC Series 2019-A, Class A2 2.84% due 01/10/2022*	77,123	77,064
MVW Owner Trust Series 2015-1A, Class A 2.52% due 12/20/2032*	52,145	51,339
Navient Private Education Refi Loan Trust Series 2019-FA, Class A1 2.18% due 08/15/2068*	194,382	194,086
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class B1A 4.50% due 11/25/2056*(2)(3)	87,441	85,111
New Residential Mtg. Loan Trust VRS Series 2015-2A, Class B3 5.53% due 08/25/2055*(2)(3)	75,347	74,727
PFS Financing Corp. Series 2018-F, Class A 3.52% due 10/15/2023*	250,000	248,250
PSMC Trust VRS Series 2018-4, Class A3 4.00% due 11/25/2048*(2)(3)	77,038	76,322
Sequoia Mtg. Trust VRS Series 2013-4, Class A3 1.55% due 04/25/2043(2)(3)	81,135	77,901
Sequoia Mtg. Trust VRS Series 2018-5, Class A4 3.50% due 05/25/2048*(2)(3)	137,526	136,720
Sequoia Mtg. Trust VRS Series 2018-5, Class A19 3.50% due 05/25/2048*(2)(3)	132,516	129,050
Sequoia Mtg. Trust VRS Series 2017-2, Class B2 3.63% due 02/25/2047*(2)(3)	92,501	85,984
Sequoia Mtg. Trust VRS Series 2013-2, Class B1 3.64% due 02/25/2043(2)(3)	75,074	72,302
SLM Private Credit Student Loan Trust FRS Series 2006-BW, Class A5 0.94% (3 ML+0.20%) due 12/15/2039	101,488	96,557
Towd Point Mtg. Trust VRS Series 2015-1, Class A4 4.25% due 10/25/2053*(2)	150,000	145,747

Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56% due 11/25/2031*	250,000	253,247
Trafigura Securitisation Finance PLC FRS Series 2017-1A, Class A1 1.55% (1 ML+0.85%) due 12/15/2020*	300,000	297,735
Verizon Owner Trust FRS Series 2018-A, Class A1B 1.01% (1 ML + 0.24%) due 04/20/2023	160,000	157,798
Verizon Owner Trust Series 2020-A, Class A1A 1.85% due 07/22/2024	200,000	195,119
Verizon Owner Trust Series 2017-1A, Class A 2.06% due 09/20/2021*	17,666	17,665
Verizon Owner Trust Series 2018-A, Class A1A 3.23% due 04/20/2023	60,000	60,722
Wells Fargo Mtg. Backed Securities Trust VRS Series 2019-4, Class A3 3.50% due 09/25/2049*(2)(3)	228,739	229,367
WFRBS Commercial Mtg. Trust VRS Series 2013-C14, Class D 3.98% due 06/15/2046*(2)(4)	140,000	119,666

Total Asset Backed Securities
(cost $6,241,659)		6,046,312

U.S. CORPORATE BONDS & NOTES - 23.6%
Aerospace/Defense - 0.2%

Lockheed Martin Corp. Senior Notes 4.07% due 12/15/2042	250,000	288,728

Airlines - 0.3%

American Airlines Pass-Through Trust Pass-Through Certs. Series 2013-2, Class A 4.95% due 07/15/2024	176,931	179,810
US Airways Pass Through Trust Pass-Through Certs. Series 2012-2, Class B 6.75% due 12/03/2022	337,093	326,379

		506,189

Apparel Manufacturers - 0.1%

Under Armour, Inc. Senior Notes 3.25% due 06/15/2026	250,000	211,922

Auto-Cars/Light Trucks - 0.2%

American Honda Finance Corp. Senior Notes 2.30% due 09/09/2026	250,000	238,848

Auto/Truck Parts & Equipment-Original - 0.1%

Titan International, Inc. Senior Sec. Notes 6.50% due 11/30/2023	250,000	112,500

Banks-Commercial - 0.7%

Fifth Third Bank Senior Notes 2.25% due 02/01/2027	250,000	236,382
PNC Bank NA Senior Notes 2.00% due 05/19/2020	250,000	249,667
PNC Bank NA Senior Notes 3.10% due 10/25/2027	250,000	257,269
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	250,000	250,566

		993,884

Banks-Fiduciary - 0.5%

Bank of New York Mellon Corp. Senior Notes 2.20% due 08/16/2023	500,000	502,226
State Street Corp. Sub. Notes 3.10% due 05/15/2023	250,000	256,082

		758,308

Banks-Super Regional - 1.0%

US Bancorp Senior Notes 3.00% due 03/15/2022	250,000	255,921
US Bancorp Sub. Notes 3.60% due 09/11/2024	500,000	513,424
Wells Fargo & Co. Senior Notes 2.60% due 07/22/2020	250,000	250,047
Wells Fargo & Co. FRS Senior Notes 2.68% (3 ML+0.88%) due 07/22/2020	200,000	198,948
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	250,000	254,233

		1,472,573

Brewery - 0.5%

Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036	500,000	523,621
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.15% due 01/23/2025	250,000	268,377

		791,998

Cable/Satellite TV - 0.7%

CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	250,000	245,000
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	250,000	264,333
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	250,000	243,125
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	250,000	280,463

		1,032,921

Cellular Telecom - 0.7%

Crown Castle Towers LLC Mtg. Notes 4.24% due 07/15/2048*	250,000	252,758
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	250,000	274,395
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	500,000	510,640

		1,037,793

Chemicals-Diversified - 0.3%

Westlake Chemical Corp. Senior Notes 3.60% due 07/15/2022	218,000	227,277
Westlake Chemical Corp. Senior Notes 3.60% due 08/15/2026	250,000	227,726

		455,003

Computers - 0.2%

Apple, Inc. Senior Notes 3.20% due 05/11/2027	250,000	270,481

Containers-Paper/Plastic - 0.5%

Graphic Packaging International, Inc. Company Guar. Notes 4.88% due 11/15/2022	500,000	480,000
Sealed Air Corp. Company Guar. Notes 6.88% due 07/15/2033*	250,000	250,494

		730,494

Diversified Banking Institutions - 2.4%

Bank of America Corp. Senior Notes 2.88% due 04/24/2023	250,000	251,019
Bank of America Corp. FRS Senior Notes 2.98% (3 ML+1.16%) due 01/20/2023	250,000	239,092
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	250,000	265,537
Citigroup, Inc. FRS Senior Notes 3.01% (3 ML+1.43%) due 09/01/2023	200,000	195,499
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	500,000	522,012
Goldman Sachs Group, Inc. FRS Senior Notes 2.90% (3 ML+1.11%) due 04/26/2022	250,000	243,183
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	250,000	258,019
JPMorgan Chase & Co. Senior Notes 3.54% due 05/01/2028	250,000	257,264
JPMorgan Chase & Co. Senior Notes 3.63% due 05/13/2024	250,000	260,685
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	250,000	252,850
Morgan Stanley FRS Senior Notes 3.22% (3 ML+1.40%) due 04/21/2021	250,000	248,256
Morgan Stanley Senior Notes 4.00% due 07/23/2025	250,000	263,514
Morgan Stanley Senior Notes 6.25% due 08/09/2026	250,000	303,492

		3,560,422

E-Commerce/Products - 0.4%

Amazon.com, Inc. Senior Notes 4.05% due 08/22/2047	500,000	651,464

Electric-Distribution - 0.4%

Entergy Louisiana LLC Collateral Trust Bonds 4.00% due 03/15/2033	500,000	553,939

Electric-Generation - 0.0%

Indiantown Cogeneration LP 1st Mtg. Notes 9.77% due 12/15/2020	24,909	24,908

Electric-Integrated - 1.8%

Alliant Energy Finance LLC Company Guar. Notes 3.75% due 06/15/2023*	131,000	135,425
Black Hills Corp. Senior Notes 4.20% due 09/15/2046	500,000	504,471
Black Hills Corp. Senior Notes 4.25% due 11/30/2023	250,000	262,258
PacifiCorp 1st Mtg. Notes 5.25% due 06/15/2035	500,000	597,690
PPL Electric Utilities Corp. 1st Mtg. Notes 3.95% due 06/01/2047	250,000	265,176
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	1,000,000	840,000

		2,605,020

Electric-Transmission - 0.4%

Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	500,000	609,703

Enterprise Software/Service - 0.3%

Oracle Corp. Senior Notes 1.90% due 09/15/2021	250,000	250,737
Oracle Corp. Senior Notes 3.25% due 11/15/2027	250,000	257,530

		508,267

Finance-Investment Banker/Broker - 0.2%

Jefferies Group LLC Senior Notes 4.85% due 01/15/2027	250,000	247,479

Finance-Other Services - 0.2%

GTP Acquisition Partners I LLC Sec. Notes 2.35% due 06/15/2045*	250,000	251,644

Food-Misc./Diversified - 0.3%

Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025	250,000	248,797
Post Holdings, Inc. Senior Notes 4.63% due 04/15/2030*	250,000	239,375

		488,172

Gas-Distribution - 0.2%

NiSource, Inc. Senior Notes 6.25% due 12/15/2040	250,000	287,094

Home Decoration Products - 0.2%

Newell Brands, Inc. Senior Notes 4.20% due 04/01/2026	250,000	245,449

Hotels/Motels - 0.3%

Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	500,000	457,500

Insurance-Multi-line - 0.2%

Allstate Corp. FRS Senior Notes 2.59% (3 ML+0.63%) due 03/29/2023	250,000	236,435

Machinery-Farming - 0.2%

John Deere Capital Corp. Senior Notes 2.65% due 01/06/2022	250,000	252,435

Medical Instruments - 0.4%

Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	500,000	616,705

Medical Products - 0.2%

Hologic, Inc. Company Guar. Notes 4.63% due 02/01/2028*	250,000	250,625

Medical-Biomedical/Gene - 0.5%

Amgen, Inc. Senior Notes 2.65% due 05/11/2022	200,000	202,364
Amgen, Inc. Senior Notes 3.88% due 11/15/2021	207,143	207,540
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	250,000	263,790

		673,694

Medical-Drugs - 0.5%

AbbVie, Inc. Senior Notes 2.90% due 11/06/2022	250,000	252,725
Bristol-Myers Squibb Co. Senior Notes 3.45% due 11/15/2027*	500,000	532,043

		784,768

Medical-HMO - 0.2%

UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	250,000	269,609

Medical-Hospitals - 0.4%

HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	500,000	521,250

Non-Hazardous Waste Disposal - 0.7%

Advanced Disposal Services, Inc. Company Guar. Notes 5.63% due 11/15/2024*	250,000	253,125
Covanta Holding Corp. Senior Notes 6.00% due 01/01/2027	250,000	208,229
Republic Services, Inc. Senior Notes 5.25% due 11/15/2021	250,000	262,927
Waste Pro USA, Inc. Senior Notes 5.50% due 02/15/2026*	250,000	231,950

		956,231

Office Automation & Equipment - 0.4%

CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	500,000	521,145

Oil & Gas Drilling - 0.1%

Nabors Industries, Inc. Company Guar. Notes 5.10% due 09/15/2023	500,000	125,000

Oil Companies-Exploration & Production - 0.2%

Cimarex Energy Co. Senior Notes 4.38% due 06/01/2024	250,000	197,013
W&T Offshore, Inc. Sec. Notes 9.75% due 11/01/2023*	250,000	56,250
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	250,000	16,800

		270,063

Oil Refining & Marketing - 0.2%

Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	250,000	250,960

Pharmacy Services - 0.5%

CVS Health Corp. Senior Notes 2.63% due 08/15/2024	250,000	253,542
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	500,000	534,822

		788,364

Physical Therapy/Rehabilitation Centers - 0.3%

HealthSouth Corp. Company Guar. Notes 5.75% due 11/01/2024	437,000	439,054

Pipelines - 1.8%

Buckeye Partners LP Senior Notes 3.95% due 12/01/2026	250,000	204,925
Buckeye Partners LP Senior Notes 4.13% due 12/01/2027	250,000	204,925
Columbia Pipeline Group, Inc. Company Guar. Notes 3.30% due 06/01/2020	250,000	248,985
Columbia Pipeline Group, Inc. Company Guar. Notes 5.80% due 06/01/2045	250,000	263,054
El Paso Natural Gas Co. LLC Company Guar. Notes 7.50% due 11/15/2026	500,000	576,510
NGPL PipeCo LLC Senior Notes 4.38% due 08/15/2022*	500,000	477,189
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	500,000	387,860
Southeast Supply Header LLC Senior Notes 4.25% due 06/15/2024*	250,000	254,269

		2,617,717

Real Estate Investment Trusts - 1.5%

Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.38% due 08/15/2031	250,000	243,244
American Tower Corp. Senior Notes 2.40% due 03/15/2025	200,000	196,352
CBL & Associates LP Company Guar. Notes 5.95% due 12/15/2026	500,000	92,500
CubeSmart LP Company Guar. Notes 4.80% due 07/15/2022	250,000	252,329
Hospitality Properties Trust Senior Notes 4.65% due 03/15/2024	250,000	183,091
Hospitality Properties Trust Senior Notes 5.00% due 08/15/2022	250,000	178,908
Omega Healthcare Investors, Inc. Company Guar. Notes 5.25% due 01/15/2026	250,000	248,907
Physicians Realty LP Company Guar. Notes 4.30% due 03/15/2027	500,000	465,764
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	250,000	251,704

		2,112,799

Retail-Automobile - 0.1%

Lithia Motors, Inc. Company Guar. Notes 4.63% due 12/15/2027*	250,000	225,025

Steel-Specialty - 0.5%

Allegheny Technologies, Inc. Senior Notes 6.38% due 08/15/2023	750,000	723,532

Storage/Warehousing - 0.3%

Mobile Mini, Inc. Company Guar. Notes 5.88% due 07/01/2024	500,000	478,750

Telecom Equipment-Fiber Optics - 0.2%

Corning, Inc. Senior Notes 4.75% due 03/15/2042	250,000	261,895

Telecom Services - 0.4%

Qwest Corp. Senior Notes 6.75% due 12/01/2021	500,000	518,150

Telecommunication Equipment - 0.1%

CommScope Technologies LLC Company Guar. Notes 5.00% due 03/15/2027*	250,000	216,875

Theaters - 0.1%

AMC Entertainment Holdings, Inc. Company Guar. Notes 6.13% due 05/15/2027	250,000	103,750

Vitamins & Nutrition Products - 0.3%

HLF Financing SARL LLC/Herbalife International, Inc. Company Guar. Notes 7.25% due 08/15/2026*	500,000	425,000

Web Hosting/Design - 0.2%

VeriSign, Inc. Senior Notes 5.25% due 04/01/2025	250,000	257,500

Total U.S. Corporate Bonds & Notes
(cost $35,440,304)		34,290,034

FOREIGN CORPORATE BONDS & NOTES - 1.2%
Agricultural Chemicals - 0.2%

OCI NV Senior Sec. Notes 6.63% due 04/15/2023*	250,000	227,500

Banks-Commercial - 0.2%

ING Groep NV Senior Notes 3.15% due 03/29/2022	250,000	251,183

Cellular Telecom - 0.2%

Vodafone Group PLC Senior Notes 3.75% due 01/16/2024	250,000	260,265

Diversified Banking Institutions - 0.2%

UBS Group Funding Switzerland AG Senior Notes 3.49% due 05/23/2023*	250,000	252,745

Electric-Generation - 0.1%

TransAlta Corp. Senior Notes 4.50% due 11/15/2022	250,000	224,687

Oil & Gas Drilling - 0.0%

Valaris PLC Senior Notes 4.75% due 01/15/2024	250,000	50,000

Oil Companies-Integrated - 0.3%

Suncor Energy, Inc. Senior Notes 4.00% due 11/15/2047	500,000	455,370

Total Foreign Corporate Bonds & Notes
(cost $1,989,047)		1,721,750

U.S. GOVERNMENT AGENCIES - 10.8%
Federal Home Loan Mtg. Corp. - 2.7%

1.50% due 02/12/2025	200,000	208,697
3.00% due 01/01/2031	77,040	81,320
3.00% due 01/01/2033	56,910	60,075
3.00% due 04/01/2035	40,339	42,785
3.00% due 10/01/2042	245,409	259,880
3.00% due 05/01/2043	97,532	103,180
3.00% due 07/01/2045	123,443	130,506
3.50% due 07/01/2042	91,963	98,701
3.50% due 10/01/2042	86,589	92,933
3.50% due 08/01/2043	150,063	161,102
3.50% due 02/01/2044	131,760	140,602
3.50% due 07/01/2046	64,306	69,173
4.00% due 10/01/2045	149,478	163,868
4.00% due 08/01/2047	161,187	176,677
4.00% due 01/01/2048	104,002	114,702
4.00% due 06/01/2048	161,430	176,857
4.00% due 07/01/2049	90,199	98,879
4.50% due 11/01/2043	78,919	88,056
5.00% due 01/01/2034	38,418	42,528
5.00% due 04/01/2035	33,369	37,019
5.00% due 03/01/2048	74,673	84,421
6.00% due 05/01/2031	8,344	9,550
6.00% due 09/01/2032	1,913	2,119
7.50% due 12/01/2030	9,751	10,201
7.50% due 01/01/2031	9,509	10,418
7.50% due 02/01/2031	903	1,021
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K020, Class A2 2.37% due 05/25/2022(4)	90,000	91,835

Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K031, Class A2 3.30% due 04/25/2023(2)(4)	100,000	106,130
Series K035, Class A2 3.46% due 08/25/2023(2)(4)	160,000	171,179
Series K036, Class A2 3.53% due 10/25/2023(2)(4)	70,000	75,285
Series K075, Class A2 3.65% due 02/25/2028(2)(4)	50,000	57,863
Federal Home Loan Mtg. Corp. REMIC
Series 4127, Class EJ 2.50% due 11/15/2032(3)	81,070	85,392
Series 4033, Class ED 2.50% due 10/15/2036(3)	83,121	85,214
Series 4097, Class HI 3.00% due 08/15/2027(3)(5)	435,005	24,528
Series 4579, Class BA 3.00% due 01/15/2043(3)	80,748	84,871
Series 4343, Class DI 3.50% due 08/15/2040(3)(5)	199,174	11,894
Series 4786, Class DH 3.50% due 07/15/2042(3)	50,000	51,977
Series 4121, Class UI 3.50% due 10/15/2042(3)(5)	343,001	49,676
Series 4650, Class CA 3.50% due 05/15/2043(3)	29,884	31,450
Series 4673, Class NT 3.50% due 09/15/2043(3)	120,000	129,336
Series 3924, Class LB 4.00% due 05/15/2039(3)	200,000	209,983
Series 4135, Class DI 4.00% due 11/15/2042(3)(5)	159,759	20,151
Series 4808, Class DL 4.00% due 11/15/2045(3)	30,000	33,491
Federal Home Loan Mtg. Corp. REMIC FRS Series 3994, Class SH 5.90% (6.60% - 1 ML) due 06/15/2041(3)(5)(6)	820,179	111,176
Federal Home Loan Mtg. Corp. STRIPS Series 2012-276, Class 40 4.00% due 09/15/2042(3)	67,078	76,630

		3,973,331

Federal National Mtg. Assoc. - 6.0%

1.75% due 07/02/2024	400,000	418,376
1.88% due 09/24/2026	250,000	265,959
2.00% due 02/01/2032	97,364	100,271
2.50% due 06/01/2027	82,823	86,212
2.50% due 08/01/2028	95,316	99,568
2.50% due 03/01/2030	67,309	70,314
3.00% due 04/01/2027	25,280	26,523
3.00% due 05/01/2029	36,124	38,069
3.00% due 03/01/2030	76,989	81,231
3.00% due 08/01/2031	108,172	114,379
3.00% due 12/01/2034	145,477	152,346
3.00% due 10/01/2036	86,492	92,322
3.00% due 10/01/2042	91,109	96,476
3.00% due 11/01/2042	148,118	156,843
3.00% due 12/01/2042	216,034	228,641
3.00% due 02/01/2043	83,428	88,540
3.00% due 04/01/2043	121,413	127,903
3.00% due 06/01/2043	146,931	155,588
3.00% due 08/01/2043	115,631	122,438
3.00% due 07/01/2046	177,157	187,126
3.00% due 12/01/2046	74,784	78,858
3.00% due 10/01/2049	167,230	175,282
3.00% due 12/01/2049	122,908	128,846
3.50% due 08/01/2031	53,568	57,061
3.50% due 02/01/2033	102,828	109,529
3.50% due 01/01/2036	118,760	127,650
3.50% due 06/01/2039	54,632	58,555
3.50% due 09/01/2042	94,764	101,709
3.50% due 11/01/2042	122,092	131,034
3.50% due 02/01/2043	44,953	48,507
3.50% due 05/01/2043	107,277	115,768
3.50% due 09/01/2044	63,774	68,811
3.50% due 11/01/2044	108,250	116,800
3.50% due 03/01/2045	105,951	113,544
3.50% due 06/01/2045	53,082	57,278
3.50% due 09/01/2045	57,294	61,489
3.50% due 11/01/2045	124,143	133,499
3.50% due 03/01/2046	82,328	88,837
3.50% due 04/01/2046	127,867	137,977
3.50% due 03/01/2047	129,350	139,568
3.50% due 10/01/2047	152,476	163,094
4.00% due 09/01/2038	41,084	44,237
4.00% due 09/01/2040	113,484	123,104
4.00% due 08/01/2043	132,309	145,979
4.00% due 08/01/2044	96,651	106,627
4.00% due 10/01/2044	136,175	148,222
4.00% due 12/01/2044	78,922	87,069
4.00% due 05/01/2046	146,741	160,809
4.00% due 07/01/2046	65,585	72,356
4.00% due 08/01/2046	126,325	137,349
4.00% due 07/01/2047	74,774	82,479
4.00% due 10/01/2047	78,085	85,556
4.00% due 12/01/2047	79,344	87,520
4.00% due 02/01/2048	81,748	89,526
4.50% due 03/01/2041	138,804	152,045
4.50% due 09/01/2043	261,644	291,813
4.50% due 12/01/2044	123,130	137,326
4.50% due 11/01/2045	141,524	156,777
4.50% due 08/01/2048	126,326	139,851
4.50% due 09/01/2048	168,704	188,001
5.00% due 02/01/2040	96,017	108,125
5.00% due 07/01/2041	118,345	133,758
5.00% due 02/01/2044	114,963	129,785
6.00% due 05/01/2031	3,652	4,178
6.50% due 09/01/2024	4,979	5,518
6.50% due 09/01/2025	1,479	1,640
6.50% due 11/01/2025	2,521	2,793
6.50% due 05/01/2026	6,396	7,087
6.50% due 11/01/2027	122	136
6.50% due 01/01/2032	2,849	3,158
7.00% due 05/01/2029	3,252	3,732

7.00% due 09/01/2029	4,388	4,462
7.00% due 01/01/2031	1,713	1,843
7.50% due 01/01/2031	4,792	5,212
7.50% due 02/01/2031	1,227	1,269
Federal National Mtg. Assoc. REMIC VRS Series 2015-38, Class AS 2.14% due 06/25/2045(2)(3)(5)	201,740	10,627
Federal National Mtg. Assoc. REMIC
Series 2013-2, Class BI 2.50% due 02/25/2028(3)(5)	258,196	13,759
Series 2017-54, Class IO 3.00% due 07/25/2032(3)(5)	258,884	20,629
Series 2016-62, Class IA 3.00% due 10/25/2040(3)(5)	300,948	15,020
Series 2016-92, Class A 3.00% due 04/25/2042(3)	71,250	75,473
Series 2016-100, Class DA 3.00% due 02/25/2043(3)	50,687	53,327
Series 2016-38, Class NA 3.00% due 01/25/2046(3)	161,904	170,730
Series 2018-12, Class P 3.00% due 03/25/2046(3)	24,563	25,877
Series 2016-4, Class LI 3.50% due 02/25/2036(3)(5)	343,608	35,443
Series 2015-20, Class EH 3.50% due 11/25/2042(3)	200,000	216,950
Series 2017-66, Class C 3.50% due 08/25/2045(3)	60,000	67,282
Series 2015-12, Class BY 4.00% due 03/25/2045(3)	100,000	119,418
Series 2015-18, Class IA 4.50% due 04/25/2045(3)(5)	279,300	43,326
Series 2002-16, Class TM 7.00% due 04/25/2032(3)	54,789	64,628

		8,704,652

Government National Mtg. Assoc. - 2.1%

3.00% due 02/15/2043	131,197	141,363
3.00% due 07/20/2045	245,496	263,499
3.00% due 07/20/2046	72,234	77,396
3.00% due 12/20/2046	95,606	102,110
3.00% due 02/20/2047	112,601	120,119
3.00% due 08/20/2047	80,905	86,423
3.50% due 09/15/2042	100,327	108,222
3.50% due 05/15/2043	54,375	59,255
3.50% due 09/20/2045	107,785	116,462
3.50% due 06/20/2046	131,329	141,242
3.50% due 04/20/2047	145,464	153,338
3.50% due 05/20/2047	80,738	87,144
3.50% due 11/20/2047	85,014	90,878
3.50% due 02/20/2048	164,889	174,952
4.00% due 10/20/2044	111,549	120,818
4.00% due 07/20/2047	73,291	78,844
4.00% due 01/20/2048	246,429	270,968
4.50% due 05/15/2039	32,408	35,871
5.50% due 07/20/2033	58,251	65,620
6.00% due 07/20/2033	40,467	46,139
6.50% due 12/15/2023	5,232	5,741
6.50% due 03/20/2027	377	379
6.50% due 04/20/2027	5,438	5,721
7.00% due 12/15/2022	1,040	1,044
7.00% due 12/15/2023	898	960
7.00% due 04/15/2028	7,721	7,939
7.50% due 09/15/2030	3,612	3,754
7.50% due 01/15/2031	4,938	5,372
Government National Mtg. Assoc. REMIC VRS
Series 2013-101, Class IO 0.53% due 10/16/2054(2)(4)(5)	1,881,842	40,050
Series 2013-57, Class IO 0.63% due 06/16/2054(2)(4)(5)	1,956,052	39,963
Series 2014-135, Class IO 0.75% due 01/16/2056(2)(4)(5)	538,314	20,903
Series 2013-40, Class IO 0.76% due 06/16/2054(2)(4)(5)	945,064	31,142
Series 2013-30, Class IO 0.77% due 09/16/2053(2)(4)(5)	1,177,164	40,234
Series 2012-139, Class IO 0.83% due 02/16/2053(2)(4)(5)	2,983,626	147,504
Series 2018-25, Class IO 0.89% due 06/16/2045(2)(4)(5)	1,233,382	54,489
Government National Mtg. Assoc. REMIC
Series 2017-51, Class AH 2.60% due 05/16/2059(4)	90,860	92,333
Series 2017-190, Class AD 2.60% due 03/16/2060(4)	90,941	92,411
Series 2012-3, Class LA 3.50% due 03/20/2038(3)	3,362	3,365
Series 2018-155, Class LM 3.50% due 11/20/2045(3)	70,000	74,274
Series 2017-87, Class IO 4.00% due 01/20/2046(3)(5)	143,448	10,750
Government National Mtg. Assoc. REMIC FRS Series 2013-110, Class SA 5.40% (6.10% - 1 ML) due 07/16/2043(3)(5)(6)	280,857	54,939

		3,073,930

Total U.S. Government Agencies
(cost $15,559,478)		15,751,913

U.S. GOVERNMENT TREASURIES - 0.7%
United States Treasury Bonds - 0.4%

2.25% due 08/15/2046	250,000	301,777
3.00% due 11/15/2044	250,000	338,936

		640,713

United States Treasury Notes - 0.3%

1.63% due 06/30/2020	220,000	220,835
1.63% due 08/31/2022	50,000	51,641
2.13% due 12/31/2022	80,000	84,056

3.13% due 05/15/2021	100,000	103,351

		459,883

Total U.S. Government Treasuries
(cost $979,383)		1,100,596

LOANS(8)(9)(10) - 0.4%
Computer Software - 0.3%

Ivanti Software, Inc. FRS 2nd Lien 10.00% (1 ML+9.00%) due 01/20/2025	500,000	426,666

Pipelines - 0.1%

BCP Renaissance Parent LLC FRS BTL-B 4.95% (3 ML +3.50%) due 10/31/2024	245,625	133,047

Total Loans (cost $740,073)		559,713

ESCROWS AND LITIGATION TRUSTS - 0.0%

GenOn Energy, Inc. Escrow Security 9.88% due 10/15/2020†(7)	500,000	0
Washington Mutual Bank Escrow Security 5.50% due 01/15/2013†(7)	125,000	0

Total Escrows and Litigation Trusts (cost $125,000) . . . . .. . . . . . . . . . . . . . . . . .		0

Total Long-Term Investment Securities (cost $141,538,359)		138,278,727

SHORT-TERM INVESTMENT SECURITIES - 1.0%
U.S. Government Treasuries - 1.0%

United States Treasury Bills 1.00% due 04/30/2020	280,000	279,988
1.01% due 04/30/2020	400,000	399,982
0.88% due 04/30/2020	770,000	769,966

(cost $1,448,903)		1,449,936

REPURCHASE AGREEMENTS - 2.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 03/31/2020, to be repurchased 04/01/2020 in the amount of $3,616,000 and collateralized by $3,545,000 of United States Treasury Notes, bearing interest at 1.88%, due 09/30/2022 and having an approximate value of $3,689,154 (cost $3,616,000)	3,616,000	3,616,000

TOTAL INVESTMENTS (cost $146,603,262)	98.8%	143,344,663
Other assets less liabilities	1.2	1,718,557

NET ASSETS	100.0%	$145,063,220

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2020, the aggregate value of these securities was $8,367,313 representing 5.8% of net assets.

(1)	Perpetual maturity - maturity date reflects the next call date.
(2)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)	Collateralized Mortgage Obligation
(4)	Commercial Mortgage Backed Security
(5)	Interest Only
(6)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at March 31, 2020.
(7)	Securities classified as Level 3 (see Note 1).
(8)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(9)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(10)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.

ADR   -   American Depositary Receipt

ETF   -   Exchange-Traded Fund

REMIC   -   Real Estate Mortgage Investment Conduit

STRIPS   -   Separate trading of registered interest and principal of securities

FRS   -   Floating Rate Security

VRS   -   Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2020 and unless noted otherwise, the dates are the original maturity dates.

Index Legend

1 ML   -  1 Month USD LIBOR

3 ML   -  3 Month USD LIBOR

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$71,783,157	$170,552	**	$—	$71,953,709
Exchange-Traded Funds	6,618,605	—		—	6,618,605
Preferred Securities/Capital Securities	—	236,095		—	236,095
Asset Backed Securities	—	6,046,312		—	6,046,312
U.S. Corporate Bonds & Notes	—	34,290,034		—	34,290,034
Foreign Corporate Bonds & Notes	—	1,721,750		—	1,721,750
U.S. Government Agencies	—	15,751,913		—	15,751,913
U.S. Government Treasuries	—	1,100,596		—	1,100,596
Loans	—	559,713		—	559,713
Escrows and Litigation Trusts	—	—		0	0
Short-Term Investment Securities	—	1,449,936		—	1,449,936
Repurchase Agreements	—	3,616,000		—	3,616,000

Total Investments at Value	$78,401,762	$64,942,901		$0	$143,344,663

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

Anchor Series Trust SA Wellington Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2020 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS - 94.5%
Advertising Services - 0.2%

Trade Desk, Inc., Class A†	11,400	$2,200,200

Aerospace/Defense-Equipment - 1.1%

L3Harris Technologies, Inc.	75,416	13,583,930

Applications Software - 1.3%

ServiceNow, Inc.†	56,187	16,102,071

Athletic Equipment - 1.2%

Peloton Interactive, Inc., Class A†	549,235	14,582,189

Auto-Cars/Light Trucks - 0.9%

Tesla, Inc.†	20,760	10,878,240

Beverages-Non-alcoholic - 2.1%

Monster Beverage Corp.†	442,657	24,903,883

Commercial Services - 1.3%

CoStar Group, Inc.†	26,501	15,561,652

Commercial Services-Finance - 4.6%

PayPal Holdings, Inc.†	302,807	28,990,742
Square, Inc., Class A†	495,345	25,946,171

		54,936,913

Communications Software - 2.4%

RingCentral, Inc., Class A†	28,698	6,081,393
Slack Technologies, Inc., Class A†	829,831	22,272,664

		28,354,057

Computer Software - 4.3%

Splunk, Inc.†	314,353	39,680,779
Zoom Video Communications, Inc., Class A†	79,763	11,654,970

		51,335,749

Computers - 2.7%

Apple, Inc.	125,703	31,965,016

Data Processing/Management - 0.4%

Fair Isaac Corp.†	16,900	5,199,961

Diagnostic Equipment - 3.3%

Danaher Corp.	83,795	11,598,066
Thermo Fisher Scientific, Inc.	98,047	27,806,129

		39,404,195

Distribution/Wholesale - 1.0%

Copart, Inc.†	178,412	12,224,790

Diversified Manufacturing Operations - 1.5%

Trane Technologies PLC	223,461	18,455,644

Drug Delivery Systems - 3.3%

DexCom, Inc.†	145,915	39,290,532

E-Commerce/Products - 8.9%

Amazon.com, Inc.†	54,718	106,684,779

E-Commerce/Services - 1.9%

Match Group, Inc.†	88,678	5,856,295
Uber Technologies, Inc.†	623,210	17,400,023

		23,256,318

Electronic Components-Semiconductors - 7.7%

Advanced Micro Devices, Inc.†	812,420	36,948,862
Marvell Technology Group, Ltd.	782,987	17,718,996
NVIDIA Corp.	143,427	37,807,357

		92,475,215

Enterprise Software/Service - 5.8%

Guidewire Software, Inc.†	289,012	22,921,542
Veeva Systems, Inc., Class A†	87,395	13,665,956
Workday, Inc., Class A†	257,489	33,530,217

		70,117,715

Entertainment Software - 1.7%

Activision Blizzard, Inc.	259,485	15,434,168
DraftKings, Inc.†(1)(2)(4)	1,438,464	4,922,424

		20,356,592

Finance-Credit Card - 0.9%

American Express Co.	121,950	10,440,140

Food-Catering - 0.5%

Aramark	311,527	6,221,194

Healthcare Safety Devices - 1.8%

Tandem Diabetes Care, Inc.†	335,683	21,601,201

Internet Content-Entertainment - 5.4%

Facebook, Inc., Class A†	118,700	19,799,160
Netflix, Inc.†	118,616	44,540,308

		64,339,468

Internet Content-Information/News - 3.0%

Spotify Technology SA†	295,559	35,892,685

Medical Instruments - 2.7%

Intuitive Surgical, Inc.†	65,372	32,372,868

Medical Products - 2.3%

ABIOMED, Inc.†	133,376	19,360,860
Haemonetics Corp.†	24,483	2,439,976
Novocure, Ltd.†	87,690	5,905,045

		27,705,881

Medical-Biomedical/Gene - 4.2%

Argenx SE ADR†	48,645	6,408,006
Ascendis Pharma A/S ADR†	51,997	5,855,382
Biogen, Inc.†	30,457	9,635,986
Exact Sciences Corp.†	388,851	22,553,358
Ionis Pharmaceuticals, Inc.†	132,896	6,283,323

		50,736,055

Medical-Drugs - 2.0%

Galapagos NV†	86,480	17,263,552
Galapagos NV ADR†	9,917	1,942,939
Reata Pharmaceuticals, Inc., Class A†	36,204	5,225,685

		24,432,176

Multimedia - 1.6%

Walt Disney Co.	202,092	19,522,087

Patient Monitoring Equipment - 2.2%

Insulet Corp.†	157,723	26,131,547

Private Equity - 1.1%

Blackstone Group, Inc., Class A	289,386	13,187,320

Recreational Centers - 1.2%

Planet Fitness, Inc., Class A†	289,698	14,108,293

Resorts/Theme Parks - 0.7%

Marriott Vacations Worldwide Corp.	16,098	894,727
Vail Resorts, Inc.	50,778	7,500,418

		8,395,145

Retail-Building Products - 2.1%

Lowe’s Cos., Inc.	285,779	24,591,283

Retail-Major Department Stores - 0.9%

TJX Cos., Inc.	228,736	10,935,868

Retail-Restaurants - 1.0%

Chipotle Mexican Grill, Inc.†	17,625	11,533,800

Schools - 0.3%

2U, Inc.†	163,208	3,463,274

Security Services - 0.4%

Brink’s Co.	93,186	4,850,331

Theaters - 0.3%

Live Nation Entertainment, Inc.†	71,451	3,248,162

Veterinary Diagnostics - 1.4%

Elanco Animal Health, Inc.†	736,790	16,496,728

Web Hosting/Design - 0.9%

GoDaddy, Inc., Class A†	195,438	11,161,464

Total Common Stocks
(cost $1,101,037,844)		1,133,236,611

CONVERTIBLE PREFERRED SECURITIES - 0.8%
Advertising Services - 0.0%

Nanigans, Inc., Series B†(1)(4)	126,818	142,036

Applications Software - 0.2%

Magic Leap, Inc., Series C†(1)(4)	93,690	1,970,507

E-Commerce/Products - 0.3%

One Kings Lane Inc., Escrow†(1)	291,563	46,650
The Honest Co., Inc., Series C†(1)(4)	97,634	3,264,881

		3,311,531

E-Commerce/Services - 0.3%

Airbnb, Inc., Series E†(1)(4)	46,491	3,958,863

Total Convertible Preferred Securities
(cost $10,585,279)		9,382,937

EXCHANGE-TRADED FUNDS - 3.1%

iShares Russell 1000 Growth ETF
(cost $36,705,431)	246,761	37,174,545

Total Long-Term Investment Securities
(cost $1,148,328,554)		1,179,794,093

REPURCHASE AGREEMENTS - 1.9%
Bank of America Securities LLC Joint Repurchase Agreement(3)	$3,840,000	3,840,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	4,675,000	4,675,000
BNP Paribas SA Joint Repurchase Agreement(3)	5,265,000	5,265,000
Deutsche Bank AG Joint Repurchase Agreement(3)	4,675,000	4,675,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	4,440,000	4,440,000

Total Repurchase Agreements
(cost $22,895,000)		22,895,000

TOTAL INVESTMENTS
(cost $1,171,223,554)	100.3%	1,202,689,093
Liabilities in excess of other assets	(0.3)	(3,396,180)

NET ASSETS	100.0%	$1,199,292,913

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)

DraftKings, Inc. has enterned into a definitive business combination agreement, which is subject to certain closing conditions, with Diamond Eagle Acquisition Corp., a pubicly traded special purpose acquisition company, and SBTech, an international trunkey provider of cutting-edge sports betting and gaming technologies. On December 22, 2019, in connection with the proposed business combination, the Portfolio entered into a Sub-scription Agreement, which is subject to certain closing conditions, to purchase 93,075 shares of Class A Common Shares of Diamond Eagle Acquisitions Corp. at $10.00 per share in a Private Investment in Public Equity deal.

(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2020, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
DraftKings, Inc.	07/16/2015	640,163	$2,337,660
	07/17/2015	23,563	86,045
	08/11/2015	774,738	2,996,033

		1,438,464	$5,419,738	$4,922,424	$3.42	0.41%

Convertible Preferred Securities
Airbnb, Inc., Series E	06/24/2015	46,491	4,328,052	3,958,863	85.15	0.33
The Honest Co., Inc., Series C	08/20/2014	97,634	2,641,712	3,264,881	33.44	0.27
Magic Leap, Inc., Series C	12/28/2015	93,690	2,157,962	1,970,507	21.03	0.17
Nanigans, Inc., Series B	03/16/2015	126,818	1,384,662	142,036	1.12	0.01

				$14,258,711		1.19%

ADR  -  American Depositary Receipt

ETF  -  Exchange-Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Entertainment Software	$15,434,168	$—	$4,922,424	$20,356,592
Other Industries	1,112,880,019	—	—	1,112,880,019
Convertible Preferred Securities	—	—	9,382,937	9,382,937
Exchange-Traded Funds	37,174,545	—	—	37,174,545
Repurchase Agreements	—	22,895,000	—	22,895,000

Total Investments at Value	$1,165,488,732	$22,895,000	$14,305,361	$1,202,689,093

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of 12/31/2019	$4,922,424	$11,276,400
Accrued discounts	—	—
Accrued premiums	—	—
Realized Gain	—	—
Realized Loss	—	—
Change in unrealized appreciation(1)	—	48,817
Change in unrealized depreciation(1)	—	(1,942,280)
Net Purchases	—	—
Net Sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 03/31/2020	$4,922,424	$9,382,937

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at March 31, 2020 includes:

Common Stocks	Convertible Preferred Securities
$—	$(1,893,463)

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at March 31, 2020.

The following is quantitative information about Level 3 fair value measurements:

Description	Value at 3/31/2020	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$4,922,424	Market Approach	Pending Transaction Price*	$3.64
			Discount for Uncertainty	10.0%

Convertible Preferred Securities	$1,970,507	Market Approach	Market Transaction Price*	$27.00
			Liquidation Preference*	$23.033
			Discount for Market Volatility	26.0%

	$3,958,863	Market Approach	Revenue Multiple*	4.54x
			Gross Profit Multiple*	3.53x
			Discount for Lack of Marketability	11.7%

	$3,264,881	Market Approach with	2020 Estimated Revenue Multiple*	2.75x
		Option Pricing Method (“OPM”)	Discount for Lack of Marketability	10.00%
			OPM assumptions:
			Volatility*	17.5%
			Term to liquidity event in years	3.00
			Risk-free rate	1.59%

	$142,036	Market Approach with	Last Twelve Months Revenue Multiple*	1.1x
		Option Pricing Method (“OPM”) and	Discount for Lack of Marketability	10.00%
		Cost Approach	OPM assumptions:
			Volatility*	59.8%
			Term to liquidity event in years	3.00
			Risk-free rate	1.58%
			Abandoment Value*	$0.00

	$46,650	Income Approach	Future Cash Flows*	$0.16
			Discount for Potential Claims	50.0%

(1)

The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Portfolio of Investments

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2020 - (unaudited)

Security Description	Principal Amount	Value (Note 1)

ASSET BACKED SECURITIES - 7.4%
Diversified Financial Services - 7.4%

Aaset Trust Series 2019-1, Class A 3.84% due 05/15/2039*	$805,173	$606,621
Ajax Mtg. Loan Trust VRS Series 2017-B, Class A 3.16% due 09/25/2056*(1)	3,820,492	3,873,756
Angel Oak Mtg. Trust I LLC VRS Series 2019-6, Class A1 2.62% due 11/25/2059*(1)(2)	1,258,042	1,246,042
Angel Oak Mtg. Trust I LLC VRS Series 2017-3, Class A1 2.71% due 11/25/2047*(1)(2)	265,809	260,224
Angel Oak Mtg. Trust I LLC VRS Series 2019-4, Class A1 2.99% due 07/26/2049*(1)(2)	1,359,474	1,337,189
Angel Oak Mtg. Trust I LLC VRS Series 2019-2, Class A1 3.63% due 03/25/2049*(1)(2)	1,206,439	1,214,942
Angel Oak Mtg. Trust I LLC VRS Series 2018-3, Class A1 3.65% due 09/25/2048*(1)(2)	2,388,150	2,340,318
ARI Fleet Lease Trust Series 2018-A, Class A2 2.55% due 10/15/2026*	487,230	485,793
ARI Fleet Lease Trust Series 2018-B, Class A2 3.22% due 08/16/2027*	1,080,038	1,079,592
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(1)	1,733,220	1,726,448
Benefit Street Partners, Ltd. FRS Series 2016-9A, Class AR 2.93% (3 ML+1.11%) due 07/20/2031*(3)	795,000	743,380
Canadian Pacer Auto Receivables Trust Series 2017-1A, Class A3 2.05% due 03/19/2021*	107,543	107,318
Canadian Pacer Auto Receivables Trust Series 2018-2A, Class A2A 3.00% due 06/21/2021*	180,244	179,979
Canadian Pacer Auto Receivables Trust Series 2018-2A, Class A3 3.27% due 12/19/2022*	230,000	231,122
Castlelake Aircraft Structured Trust Series 2019-1A, Class A 3.97% due 04/15/2039*	1,102,309	771,209
Chesapeake Funding II LLC Series 2017-2A, Class A1 1.99% due 05/15/2029*	832,830	826,142
Chesapeake Funding II LLC Series 2017-4A, Class A1 2.12% due 11/15/2029*	2,124,423	2,111,253
Chesapeake Funding II LLC Series 2018-2A, Class A1 3.23% due 08/15/2030*	1,290,105	1,290,196
Cloud Pass-Through Trust VRS Series 2019-1A, Class CLOU 3.55% due 12/05/2022*(1)	1,158,523	1,163,138
COLT Mtg. Loan Trust VRS Series 2020-1, Class A1 2.49% due 02/25/2050*(1)(2)	2,183,925	2,112,544
COLT Mtg. Loan Trust VRS Series 2019-2, Class A1 3.34% due 05/25/2049*(1)(2)	452,203	442,482
COLT Mtg. Loan Trust VRS Series 2018-3, Class A1 3.69% due 10/26/2048*(1)(2)	510,734	505,097
COLT Mtg. Loan Trust VRS Series 2018-4, Class A1 4.01% due 12/28/2048*(1)(2)	317,069	313,740
Columbia Cent, Ltd. FRS Series 2018-27A, Class A1 2.94% (3 ML+1.15%) due 10/25/2028*(3)	1,820,000	1,755,232
COMM Mtg. Trust Series 2012-CR2, Class A4 3.15% due 08/15/2045(4)	1,020,000	1,036,894
Daimler Trucks Retail Trust Series 2019-1, Class A2 2.77% due 04/15/2021*	501,481	501,279
Deephaven Residential Mtg. Trust VRS Series 2017-3A, Class A1 2.58% due 10/25/2047*(1)(2)	304,612	304,672
Deephaven Residential Mtg. Trust VRS Series 2018-1A, Class A1 2.98% due 12/25/2057*(1)(2)	549,673	543,263
Deephaven Residential Mtg. Trust VRS Series 2019-2A, Class A1 3.56% due 04/25/2059*(1)(2)	475,677	462,770
Enterprise Fleet Financing LLC Series 2019-3, Class A2 2.06% due 05/20/2025*	1,535,000	1,528,799
Enterprise Fleet Financing LLC Series 2017-3, Class A2 2.13% due 05/22/2023*	596,120	593,370
Enterprise Fleet Financing LLC Series 2018-1, Class A2 2.87% due 10/20/2023*	913,837	909,236
Enterprise Fleet Financing LLC Series 2018-3, Class A2 3.38% due 05/20/2024*	1,761,814	1,762,064
Exeter Automobile Receivables Trust Series 2019-4A, Class A 2.18% due 01/17/2023*	1,108,702	1,099,450
First Investors Auto Owner Trust Series 2017-3A, Class A2 2.41% due 12/15/2022*	673,924	670,887
First Investors Auto Owner Trust Series 2016-1A, Class C 3.41% due 04/18/2022*	269,981	269,623
Ford Credit Floorplan Master Owner Trust Series 2019-4, Class A 2.44% due 09/15/2026	1,525,000	1,524,945

GreatAmerica Leasing Receivables Funding LLC Series 2018-1, Class A3 2.60% due 06/15/2021*	776,825	777,476
GreatAmerica Leasing Receivables Funding LLC Series 2018-1, Class A4 2.83% due 06/17/2024*	820,000	819,722
Hertz Fleet Lease Funding LP Series 2019-1, Class A2 2.70% due 01/10/2033*	3,344,555	3,336,684
Horizon Aircraft Finance II, Ltd. Series 2019-1, Class A 3.72% due 07/15/2039*	455,385	318,557
Horizon Aircraft Finance III, Ltd. Series 2019-2, Class A 3.43% due 11/15/2039*	790,714	553,223
MACH 1, Ltd. Series 2019-1, Class A 3.47% due 10/15/2039*	541,771	378,746
Madison Park Funding, Ltd. FRS Series 2018-30A, Class A 2.58% (3 ML+0.75%) due 04/15/2029*(3)	8,000,000	7,678,040
Madison Park Funding, Ltd. FRS Series 2013-11A, Class AR 2.97% (3 ML+1.16%) due 07/23/2029*(3)	4,300,000	4,168,257
Magnetite, Ltd. FRS Series 2012-7A, Class A1R2 2.63% (3 ML+0.80%) due 01/15/2028*(3)	5,535,000	5,337,118
Magnetite, Ltd. FRS Series 2016-18A, Class AR 2.77% (3 ML+1.08%) due 11/15/2028*(3)	2,878,000	2,785,271
Master Credit Card Trust FRS Series 2017-3, Class A 1.41% (1 ML+0.49%) due 07/21/2024*	4,730,000	4,387,674
MetLife Securitization Trust VRS Series 2017-1A, Class A 3.00% due 04/25/2055*(1)(2)	1,227,414	1,214,576
Mill City Mtg. Loan Trust VRS Series 2016-1, Class A1 2.50% due 04/25/2057*(1)	386,839	383,572
Mill City Mtg. Loan Trust VRS Series 2017-3, Class A1 2.75% due 01/25/2061*(1)	1,270,584	1,268,679
MMAF Equipment Finance LLC Series 2017-B, Class A3 2.21% due 10/17/2022*	1,218,877	1,212,575
MMAF Equipment Finance LLC Series 2019-B, Class A5 2.29% due 11/12/2041*	2,960,000	2,811,734
OneMain Direct Auto Receivables Trust Series 2018-1A, Class A 3.43% due 12/16/2024*	3,815,000	3,796,946
Santander Retail Auto Lease Trust Series 2019-A, Class A2 2.72% due 01/20/2022*	675,909	675,614
Securitized Term Auto Receivables Trust Series 2017-2A, Class A3 2.04% due 04/26/2021*	172,840	172,523
Securitized Term Auto Receivables Trust Series 2018-2A, Class A3 3.33% due 08/25/2022*	6,115,000	6,137,555
SFAVE Commercial Mtg. Securities Trust VRS Series 2015-5AVE, Class A2B 4.14% due 01/05/2043*(1)(4)	2,340,000	2,048,917
SoFi Consumer Loan Program Trust Series 2020-1, Class A 2.02% due 01/25/2029*	2,348,178	2,183,440
SoFi Consumer Loan Program Trust Series 2018-4, Class A 3.54% due 11/26/2027*	1,462,394	1,447,693
Sound Point CLO, Ltd. FRS Series 2013-2RA, Class A1 2.78% (3 ML+0.95%) due 04/15/2029*(3)	4,700,000	4,478,644
Springleaf Funding Trust Series 2015-BA, Class A 3.48% due 05/15/2028*	1,070,000	1,036,625
Start III, Ltd. Series 2019-2, Class A 3.54% due 11/15/2044*	560,224	391,921
START, Ltd. Series 2019-1, Class A 4.09% due 03/15/2044*	807,857	565,068
Thacher Park CLO, Ltd. FRS Series 2014-1A, Class AR 2.98% (3 ML+1.16%) due 10/20/2026*(3)	2,248,895	2,222,432
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(1)	927,478	917,591
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(1)	2,065,160	1,999,924
Towd Point Mtg. Trust VRS Series 2018-1, Class A1 3.00% due 01/25/2058*(1)	1,034,020	1,038,765
Treman Park CLO, Ltd. FRS Series 2015-1A, Class ARR 2.89% (3 ML+1.07%) due 10/20/2028*(3)	5,995,000	5,815,612
Vantage Data Centers Issuer LLC Series 2019-1A, Class A2 3.19% due 07/15/2044*	785,392	740,315

Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 4.07% due 02/16/2043*	1,649,896	1,613,008
Verus Securitization Trust VRS Series 2019-2, Class A1 3.21% due 05/25/2059*(1)(2)	1,295,502	1,268,529
Westlake Automobile Receivables Trust Series 2019-3A, Class A2 2.15% due 02/15/2023*	1,670,000	1,652,480

Total Asset Backed Securities (cost $119,922,258)		115,566,515

U.S. CORPORATE BONDS & NOTES - 16.4%
Applications Software - 0.3%

Microsoft Corp. Senior Notes 2.40% due 08/08/2026	4,015,000	4,262,272

Auto-Cars/Light Trucks - 0.2%

Daimler Finance North America LLC Company Guar. Notes 2.30% due 02/12/2021*	2,910,000	2,834,704

Banks-Commercial - 0.7%

BB&T Corp. Senior Notes 2.20% due 03/16/2023	4,700,000	4,702,847
BB&T Corp. Senior Notes 3.20% due 09/03/2021	3,580,000	3,602,882
PNC Bank NA Senior Notes 2.60% due 07/21/2020	2,150,000	2,146,689
PNC Bank NA Senior Notes 3.30% due 10/30/2024	865,000	895,941

		11,348,359

Banks-Fiduciary - 0.2%

Bank of New York Mellon Corp. Senior Notes 2.20% due 08/16/2023	2,250,000	2,260,018
State Street Corp. Senior Notes 2.65% due 05/15/2023	1,495,000	1,473,328

		3,733,346

Banks-Super Regional - 0.9%

PNC Financial Services Group, Inc. Senior Notes 2.55% due 01/22/2030	3,330,000	3,220,685
US Bancorp Sub. Notes 7.50% due 06/01/2026	400,000	498,569
Wells Fargo & Co. Senior Notes 2.50% due 03/04/2021	3,000,000	3,000,522
Wells Fargo & Co. Senior Notes 2.57% due 02/11/2031	2,760,000	2,640,114
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	1,780,000	1,819,413
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	735,000	742,776
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	1,770,000	1,816,182
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	585,000	641,806

		14,380,067

Beverages-Non-alcoholic - 0.1%

PepsiCo, Inc. Senior Notes 3.88% due 03/19/2060	865,000	1,088,518

Brewery - 0.6%

Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	4,584,000	4,718,541
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	437,000	438,439
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.50% due 01/12/2024	2,040,000	2,132,172
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	1,725,000	1,824,971

		9,114,123

Cable/Satellite TV - 0.7%

Comcast Corp. Company Guar. Notes 3.00% due 02/01/2024	2,695,000	2,828,389
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	2,535,000	2,756,405
Comcast Corp. Company Guar. Notes 3.97% due 11/01/2047	1,524,000	1,733,249
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	200,000	233,659
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	1,300,000	1,591,224
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	939,000	1,192,476

		10,335,402

Cellular Telecom - 0.2%

Crown Castle Towers LLC Mtg. Notes 3.22% due 05/15/2042*	3,550,000	3,551,311

Computer Services - 0.3%

International Business Machines Corp. Senior Notes 3.50% due 05/15/2029	3,775,000	4,095,311

Computers - 0.2%

Apple, Inc. Senior Notes 3.25% due 02/23/2026	1,050,000	1,139,952
Apple, Inc. Senior Notes 3.45% due 05/06/2024	1,815,000	1,959,323

		3,099,275

Cosmetics & Toiletries - 0.0%

Estee Lauder Cos., Inc. Senior Notes 2.38% due 12/01/2029	530,000	513,544

Diversified Banking Institutions - 2.8%

Bank of America Corp. Senior Notes 3.00% due 12/20/2023	1,547,000	1,578,243
Bank of America Corp. Senior Notes 3.19% due 07/23/2030	5,015,000	5,115,506
Bank of America Corp. Senior Notes 3.59% due 07/21/2028	2,245,000	2,295,690
Bank of America Corp. Senior Notes 3.97% due 02/07/2030	2,645,000	2,851,127
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	2,200,000	2,325,124
Citigroup, Inc. Senior Notes 3.30% due 04/27/2025	3,000,000	3,033,931
Goldman Sachs Group, Inc. Senior Notes 3.27% due 09/29/2025	2,075,000	2,108,783
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	2,565,000	2,649,173
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	1,155,000	1,293,281
JPMorgan Chase & Co. Senior Notes 4.45% due 12/05/2029	6,700,000	7,539,775
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/2042	1,080,000	1,429,897
Morgan Stanley Senior Notes 3.63% due 01/20/2027	4,975,000	5,322,816
Morgan Stanley Senior Notes 3.88% due 04/29/2024	6,125,000	6,434,809

		43,978,155

E-Commerce/Products - 0.2%

Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	1,250,000	1,327,961
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	1,000,000	1,301,848

		2,629,809

Electric-Distribution - 0.2%

Oglethorpe Power Corp. 1st Mtg. Notes 5.25% due 09/01/2050	3,200,000	3,666,519

Electric-Integrated - 2.2%

Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	3,000,000	3,100,378
Dominion Energy South Carolina, Inc. 1st Mtg. Bonds 5.10% due 06/01/2065	176,000	219,908
Duke Energy Carolinas LLC 1st Mtg. Bonds 6.05% due 04/15/2038	2,000,000	2,806,059
Duke Energy Carolinas LLC Senior Notes 6.10% due 06/01/2037	1,825,000	2,437,157
Florida Power & Light Co. 1st Mtg. Notes 2.85% due 04/01/2025	3,815,000	3,977,517
Florida Power & Light Co. 1st Mtg. Notes 4.05% due 10/01/2044	2,000,000	2,332,077
Georgia Power Co. Senior Notes 3.70% due 01/30/2050	1,905,000	1,971,721
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	455,000	494,020
Georgia Power Co. Senior Notes 4.75% due 09/01/2040	625,000	613,624
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.55% due 05/01/2027	1,000,000	1,019,410
Niagara Mohawk Power Corp. Senior Notes 4.28% due 12/15/2028*	1,930,000	2,048,683
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.60% due 06/15/2043	265,000	320,490
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.45% due 02/01/2041	1,195,000	1,368,787

South Carolina Electric & Gas Co. 1st Mtg. Bonds 6.05% due 01/15/2038	2,400,000	2,847,504
Southern California Edison Co. 1st Mtg. Bonds 2.25% due 06/01/2030	395,000	356,630
Southern California Edison Co. 1st Mtg. Notes 2.40% due 02/01/2022	885,000	862,332
Southern California Edison Co. 1st Mtg. Bonds 3.65% due 02/01/2050	120,000	116,437
Southern California Edison Co. 1st Mtg. Notes 3.70% due 08/01/2025	430,000	442,497
Virginia Electric & Power Co. Senior Notes 3.50% due 03/15/2027	2,735,000	2,861,826
Westar Energy, Inc. Senior Sec. Notes 3.25% due 09/01/2049	3,200,000	3,250,673

		33,447,730

Enterprise Software/Service - 0.3%

Oracle Corp. Senior Notes 2.40% due 09/15/2023	5,040,000	5,160,826

Finance-Credit Card - 0.1%

Mastercard, Inc. Senior Notes 3.30% due 03/26/2027	1,925,000	2,097,330

Gas-Distribution - 0.7%

Boston Gas Co. Senior Notes 3.00% due 08/01/2029*	995,000	960,742
Boston Gas Co. Senior Notes 3.15% due 08/01/2027*	1,655,000	1,630,044
Brooklyn Union Gas Co. Senior Notes 3.41% due 03/10/2026*	1,170,000	1,201,953
KeySpan Gas East Corp. Notes 2.74% due 08/15/2026*	3,525,000	3,565,880
Southern California Gas Co. 1st Mtg. Notes 2.60% due 06/15/2026	3,610,000	3,564,967

		10,923,586

Insurance-Life/Health - 0.3%

Nationwide Financial Services, Inc. Company Guar. Notes 3.90% due 11/30/2049*	2,035,000	1,779,103
Principal Life Global Funding II Sec. Notes 2.50% due 09/16/2029*	4,000,000	3,585,412

		5,364,515

Insurance-Multi-line - 0.6%

Guardian Life Global Funding Senior Sec. Notes 2.00% due 04/26/2021*	1,140,000	1,135,981
Metropolitan Life Global Funding I Sec. Notes 1.95% due 09/15/2021*	6,000,000	6,026,860
Metropolitan Life Global Funding I Sec. Notes 2.65% due 04/08/2022*	965,000	968,985
Metropolitan Life Global Funding I Sec. Notes 3.45% due 12/18/2026*	1,330,000	1,398,607

		9,530,433

Insurance-Mutual - 0.3%

New York Life Global Funding Sec. Notes 2.90% due 01/17/2024*	4,655,000	4,894,107
Northwestern Mutual Life Insurance Co. Sub. Notes 3.63% due 09/30/2059*	294,000	257,900

		5,152,007

Medical Instruments - 0.0%

Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	419,000	434,495

Medical Labs & Testing Services - 0.3%

Roche Holdings, Inc. Company Guar. Notes 2.38% due 01/28/2027*	5,080,000	5,137,540

Medical-Drugs - 0.6%

Merck & Co., Inc. Senior Notes 2.75% due 02/10/2025	2,680,000	2,789,737
Merck & Co., Inc. Senior Notes 2.80% due 05/18/2023	1,880,000	1,893,000
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	3,700,000	3,962,707

		8,645,444

Medical-HMO - 0.2%

UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	1,360,000	1,406,459
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	1,165,000	1,258,968
UnitedHealth Group, Inc. Senior Notes 4.25% due 06/15/2048	825,000	972,661

		3,638,088

Medical-Hospitals - 1.0%

CommonSpirit Health Senior Sec. Notes 3.82% due 10/01/2049	4,000,000	4,122,378

Cottage Health Obligated Group Sec. Notes 3.30% due 11/01/2049	695,000	707,556
Dignity Health Sec. Notes 3.81% due 11/01/2024	1,242,000	1,314,269
Mercy Health Sec. Notes 3.56% due 08/01/2027	2,700,000	2,905,463
Mercy Health Senior Sec. Notes 4.30% due 07/01/2028	2,645,000	3,087,260
Stanford Health Care Notes 3.31% due 08/15/2030	2,830,000	2,994,169

		15,131,095

Multimedia - 0.1%

NBCUniversal Media LLC Company Guar. Notes 4.45% due 01/15/2043	826,000	1,042,216

Real Estate Investment Trusts - 0.7%

SBA Tower Trust Mtg. Notes 2.84% due 01/15/2050*	1,030,000	994,541
SBA Tower Trust Mtg. Notes 3.16% due 10/10/2045*	3,665,000	3,659,608
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	1,495,000	1,511,853
Simon Property Group LP Senior Notes 2.45% due 09/13/2029	1,640,000	1,486,539
WEA Finance LLC Company Guar. Notes 4.13% due 09/20/2028*	3,220,000	3,202,181

		10,854,722

Rental Auto/Equipment - 0.2%

ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	2,950,000	2,697,692

Schools - 0.2%

Stanford University Notes 6.88% due 02/01/2024	1,970,000	2,359,739

Special Purpose Entity - 0.1%

Postal Square LP Government Guar. Notes 8.95% due 06/15/2022	1,059,500	1,165,658

Telephone-Integrated - 0.2%

Verizon Communications, Inc. Senior Notes 4.00% due 03/22/2050	470,000	555,839
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	2,000,000	2,334,283

		2,890,122

Tobacco - 0.2%

Philip Morris International, Inc. Senior Notes 3.60% due 11/15/2023	3,000,000	3,097,450

Transport-Rail - 0.0%

Burlington Northern Santa Fe LLC Senior Notes 4.55% due 09/01/2044	500,000	597,034

Transport-Services - 0.4%

Federal Express Corp. Pass-Through Certs. Series 981A, Class A 6.72% due 07/15/2023	545,006	569,023
United Parcel Service of America, Inc. Senior Notes 8.38% due 04/01/2020	5,000,000	5,000,000

		5,569,023

Water - 0.1%

American Water Capital Corp. Senior Notes 2.95% due 09/01/2027	1,250,000	1,239,037

Total U.S. Corporate Bonds & Notes (cost $247,323,078)		254,806,497

FOREIGN CORPORATE BONDS & NOTES - 9.0%
Banks-Commercial - 4.6%

Bank of Montreal Notes 2.50% due 01/11/2022*	4,000,000	4,111,280
BPCE SA Sub. Notes 5.70% due 10/22/2023*	10,075,000	10,349,844
Canadian Imperial Bank of Commerce FRS Senior Notes 1.46% (3 ML+0.72%) due 06/16/2022	2,845,000	2,816,467
Canadian Imperial Bank of Commerce Notes 3.15% due 06/27/2021*	7,200,000	7,337,982
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	860,000	869,963
Credit Suisse AG Senior Notes 3.63% due 09/09/2024	1,200,000	1,267,257
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*	1,350,000	1,332,434
DNB Bank ASA Senior Notes 2.38% due 06/02/2021*	5,800,000	5,687,114

DNB Boligkreditt AS Bonds 2.50% due 03/28/2022*	1,780,000	1,841,036
ING Groep NV Senior Notes 3.95% due 03/29/2027	2,045,000	2,046,578
National Australia Bank, Ltd. Bonds 2.40% due 12/07/2021*	8,200,000	8,156,914
NBK SPC, Ltd. Company Guar. Notes 2.75% due 05/30/2022*	7,345,000	7,239,423
Royal Bank of Canada Senior Notes 2.50% due 01/19/2021	5,100,000	5,140,193
Standard Chartered PLC Senior Notes 2.74% due 09/10/2022*	4,805,000	4,757,312
Swedbank AB Senior Notes 2.65% due 03/10/2021*	5,000,000	4,996,420
Toronto-Dominion Bank Notes 2.50% due 01/18/2023*	4,000,000	4,107,934

		72,058,151

Building Societies - 0.1%

Nationwide Building Society Senior Notes 3.62% due 04/26/2023*	1,180,000	1,173,365

Diversified Banking Institutions - 2.8%

Bank of Nova Scotia Senior Notes 2.45% due 03/22/2021	2,145,000	2,151,751
Bank of Nova Scotia Senior Notes 2.70% due 08/03/2026	6,570,000	6,624,437
BNP Paribas SA Senior Notes 2.82% due 11/19/2025*	1,905,000	1,881,697
BNP Paribas SA Senior Notes 2.95% due 05/23/2022*	390,000	378,485
BNP Paribas SA Senior Notes 3.38% due 01/09/2025*	2,025,000	2,007,222
Credit Agricole SA Senior Notes 3.25% due 10/04/2024*	5,165,000	5,172,208
Credit Agricole SA Senior Notes 3.75% due 04/24/2023*	1,175,000	1,200,688
Credit Suisse Group AG FRS Senior Notes 2.02% (3 ML+1.24%) due 06/12/2024*	3,725,000	3,290,670
Credit Suisse Group AG Senior Bonds 3.87% due 01/12/2029*	2,655,000	2,685,042
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021	1,650,000	1,659,073
HSBC Holdings PLC Senior Notes 3.60% due 05/25/2023	7,310,000	7,379,324
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	1,160,000	1,186,680
HSBC Holdings PLC Senior Notes 4.95% due 03/31/2030	670,000	731,639
Macquarie Group, Ltd. Senior Notes 4.15% due 03/27/2024*	4,745,000	4,963,707
Societe Generale SA Senior Notes 3.25% due 01/12/2022*	1,355,000	1,347,263
UBS Group AG Senior Notes 3.13% due 08/13/2030*	1,475,000	1,432,433

		44,092,319

Diversified Manufacturing Operations - 0.2%

Siemens Financieringsmaatschappij NV Company Guar. Notes 3.13% due 03/16/2024*	2,485,000	2,545,645

E-Commerce/Products - 0.4%

Alibaba Group Holding, Ltd. Senior Notes 3.40% due 12/06/2027	5,275,000	5,529,435

Insurance-Life/Health - 0.1%

AIA Group, Ltd. Senior Notes 3.38% due 04/07/2030*	1,225,000	1,230,348

Internet Content-Information/News - 0.2%

Tencent Holdings, Ltd. Senior Notes 3.60% due 01/19/2028*	2,240,000	2,368,809
Tencent Holdings, Ltd. Senior Notes 3.98% due 04/11/2029*	1,255,000	1,400,268

		3,769,077

Medical-Drugs - 0.1%

AstraZeneca PLC Senior Notes 4.00% due 01/17/2029	1,950,000	2,212,641

Oil Companies-Exploration & Production - 0.3%

BG Energy Capital PLC Company Guar. Notes 4.00% due 10/15/2021*	670,000	672,670

Sinopec Group Overseas Development 2018, Ltd. Company Guar. Notes 2.95% due 11/12/2029*	3,205,000	3,326,818

		3,999,488

Oil Companies-Integrated - 0.2%

Saudi Arabian Oil Co. Senior Notes 3.50% due 04/16/2029*	1,905,000	1,881,060
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	1,000,000	1,047,783
Statoil ASA Company Guar. Notes 2.45% due 01/17/2023	211,000	214,042

		3,142,885

Total Foreign Corporate Bonds & Notes (cost $139,562,121)		139,753,354

FOREIGN GOVERNMENT OBLIGATIONS - 1.3%
Electric-Distribution - 0.2%

Hydro-Quebec Government Guar. Notes Series HY 8.40% due 01/15/2022	3,000,000	3,395,756

Sovereign - 1.1%

Kingdom of Saudi Arabia Senior Notes 2.38% due 10/26/2021*	1,775,000	1,753,004
Kingdom of Saudi Arabia Senior Notes 2.88% due 03/04/2023*	2,835,000	2,828,026
State of Qatar Senior Bonds 2.38% due 06/02/2021*	6,060,000	6,027,009
State of Qatar Senior Notes 3.88% due 04/23/2023*	3,335,000	3,427,380
State of Qatar Senior Notes 4.00% due 03/14/2029*	2,126,000	2,273,289

		16,308,708

Total Foreign Government Obligations (cost $18,833,888)		19,704,464

MUNICIPAL BONDS & NOTES - 2.5%

Atlanta Downtown Development Authority Revenue Bonds 6.88% due 02/01/2021	705,000	738,495
Bay Area Toll Authority Revenue Bonds 2.57% due 04/01/2031	1,535,000	1,560,481
Bay Area Toll Authority Revenue Bonds Series S-1 7.04% due 04/01/2050	625,000	994,844
Chicago Transit Authority Revenue Bonds Series B 6.30% due 12/01/2021	115,000	121,209
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	2,385,000	3,200,837
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	145,000	194,600
City of San Antonio, Texas Electric & Gas Systems Revenue Bonds 5.99% due 02/01/2039	885,000	1,239,106
County of Broward, Florida Airport System Revenue Bonds Series C 3.48% due 10/01/2043	435,000	422,341
Foothill-Eastern Transportation Corridor Agency Revenue Bonds Series A 3.92% due 01/15/2053	2,670,000	2,732,852
Illinois Municipal Electric Agency Revenue Bonds 6.83% due 02/01/2035	1,910,000	2,521,658
Kansas Development Finance Authority Revenue Bonds Series C 5.37% due 05/01/2026	915,000	1,018,386
Massachusetts School Building Authority Revenue Bonds Series B 3.40% due 10/15/2040	710,000	727,352
Metropolitan Transportation Authority Revenue Bonds 6.67% due 11/15/2039	815,000	1,063,013
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	1,466,000	1,919,346
Municipal Electric Authority of Georgia Revenue Bonds 6.66% due 04/01/2057	355,000	474,000
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	1,070,000	1,693,981

Oregon School Boards Association General Obligation Bonds 4.76% due 06/30/2028	2,800,000	2,978,724
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	2,845,000	3,726,040
Sales Tax Securitization Corp. Revenue Bonds Series A 4.79% due 01/01/2048	2,870,000	3,518,132
State of California General Obligation Bonds 7.35% due 11/01/2039	1,005,000	1,553,418
State of California General Obligation Bonds 7.55% due 04/01/2039	55,000	89,248
State of Wisconsin Revenue Bonds Series A 5.70% due 05/01/2026	2,300,000	2,609,212
University of California Revenue Bonds Series F 6.58% due 05/15/2049	1,405,000	1,876,237
Utility Debt Securitization Authority Revenue Bonds Series T 3.44% due 12/15/2025	1,695,000	1,769,546

Total Municipal Bonds & Notes (cost $35,349,018)		38,743,058

U.S. GOVERNMENT AGENCIES - 29.5%
Federal Home Loan Mtg. Corp. - 15.5%

2.50% due 10/01/2031	5,193,771	5,392,709
2.50% due 11/01/2049	448,878	465,063
2.50% due 12/01/2049	2,380,823	2,466,667
3.00% due 06/01/2046	8,116,894	8,575,950
3.00% due 09/01/2046	25,639,690	27,029,118
3.00% due 10/01/2046	1,871,101	1,974,167
3.00% due 11/01/2046	27,963,540	29,500,156
3.00% due 12/01/2046	33,199,809	35,004,409
3.00% due 01/01/2047	353,036	372,094
3.50% due 08/01/2047	22,577,984	23,926,456
3.50% due 10/01/2047	16,686,575	17,714,169
3.50% due 05/01/2048	2,062,737	2,185,221
3.50% due 08/01/2048	22,129,317	23,351,035
3.50% due 09/01/2048	9,020,094	9,537,688
3.50% due 11/01/2048	5,836,485	6,161,070
4.00% due 09/01/2026	491,611	518,367
4.00% due 12/01/2040	3,947,863	4,262,681
6.00% due 12/01/2039	146,096	163,190
7.50% due 05/01/2027	588	668
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2013-K713, Class B 3.49% due 04/25/2046*(1)(4)	89,528	89,315
Series 2010-K7, Class B 5.63% due 04/25/2020*(1)(4)	227,025	226,407

Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K097, Class A1 2.16% due 05/25/2029(4)	4,231,714	4,437,724
Series K736, Class A2 2.28% due 07/25/2026(4)	1,255,000	1,312,670
Series KJ25, Class A2 2.61% due 01/25/2026(4)	5,870,000	6,276,365
Series K733, Class A2 3.75% due 08/25/2025(4)	2,800,000	3,094,383
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K731, Class A2 3.60% due 02/25/2025(1)(4)	2,740,000	2,974,237
Federal Home Loan Mtg. Corp. REMIC
Series 4146, Class AB 1.13% due 12/15/2027(2)	3,001,616	3,011,521
Series 4142, Class PT 1.25% due 12/15/2027(2)	2,140,140	2,153,645
Series 4122, Class AB 1.50% due 10/15/2042(2)	726,085	728,523
Series 4166, Class PB 1.75% due 03/15/2041(2)	760,321	773,296
Series 4000, Class GA 2.00% due 07/15/2031(2)	644,093	659,010
Series 4654, Class KA 3.00% due 06/15/2045(2)	6,556,093	6,966,091
Series 4758, Class CA 3.00% due 07/15/2047(2)	4,095,933	4,384,975
Federal Home Loan Mtg. Corp. SCRT
Series 2018-4, Class MA 3.50% due 03/25/2058(2)	1,266,843	1,338,804
Series 2019-1, Class MA 3.50% due 07/25/2058(2)	1,222,134	1,292,896
Series 2019-3, Class MA 3.50% due 10/25/2058(2)	2,247,314	2,380,720

		240,701,460

Federal National Mtg. Assoc. - 10.8%

2.00% due 09/01/2031	333,191	343,144
2.00% due 11/01/2031	398,453	410,371
2.00% due 12/01/2031	1,279,557	1,317,821
2.47% due 05/01/2025	3,241,750	3,439,126
2.50% due 03/01/2030	5,030,503	5,222,231
2.50% due 12/01/2049	6,530,358	6,765,277
2.68% due 05/01/2025	6,000,000	6,446,344
2.78% due 06/01/2026	1,450,000	1,571,852
2.81% due 07/01/2025	6,000,000	6,482,671
2.98% due 07/01/2022	6,662,337	6,894,784
2.99% due 10/01/2025	2,066,225	2,247,620

3.00% due 05/01/2027	454,849	476,771
3.00% due 06/01/2027	212,412	222,664
3.00% due 08/01/2027	142,148	148,939
3.00% due 10/01/2046	8,558,430	9,031,087
3.01% due 12/01/2024	3,624,846	3,909,349
3.07% due 02/01/2025	700,000	758,193
3.09% due 10/01/2025	991,966	1,085,374
3.12% due 05/01/2033	2,662,058	2,992,292
3.33% due 07/01/2022	5,294,000	5,516,729
4.00% due 09/01/2026	3,196,941	3,371,214
4.00% due 01/01/2046	6,141,103	6,629,381
4.00% due 02/01/2046	6,388,551	6,905,631
4.00% due 07/01/2048	152,752	162,597
4.00% due 08/01/2048	411,131	438,504
4.50% due 11/01/2026	634,753	676,045
4.50% due 01/01/2027	433,530	456,606
4.50% due 05/01/2039	30,161	33,020
4.50% due 06/01/2039	58,268	62,726
4.50% due 08/01/2039	7,356	8,054
4.50% due 11/01/2040	195,157	209,953
4.50% due 12/01/2040	210,529	230,667
4.50% due 07/01/2041	346,380	379,570
4.50% due 06/01/2043	148,199	160,136
4.50% due 10/01/2043	206,216	221,885
4.50% due 11/01/2043	71,530	76,938
5.50% due 03/01/2038	313,835	349,212
5.50% due 06/01/2038	30,594	34,563
5.50% due 08/01/2038	28,008	31,650
5.50% due 09/01/2039	14,776	16,714
5.50% due 05/01/2040	1,842	2,016
5.50% due 06/01/2040	9,714	10,878
6.50% due 02/01/2038	46,475	54,240
6.50% due 10/01/2039	50,702	60,154
Federal National Mtg. Assoc. Multifamily REMIC Trust VRS
Series 2015-M12, Class A2 2.80% due 05/25/2025(1)(4)	10,285,000	10,847,921
Federal National Mtg. Assoc. REMIC
Series 2013-9, Class PT 1.25% due 02/25/2028(2)	1,842,259	1,853,364
Series 2012-103, Class HB 1.50% due 09/25/2027(2)	6,542,501	6,623,689
Series 2019-41, Class AC 2.50% due 03/25/2053(2)	3,261,491	3,377,552
Series 2017-51, Class AP 3.00% due 10/25/2045(2)	15,502,007	16,336,754
Series 2019-6, Class GJ 3.00% due 02/25/2049(2)	860,968	910,482
Series 2018-80, Class GD 3.50% due 12/25/2047(2)	3,091,475	3,301,310
Series 2018-77, Class PA 3.50% due 02/25/2048(2)	5,228,032	5,601,681
Series 2019-7, Class CA 3.50% due 11/25/2057(2)	17,839,517	19,430,086
Series 2019-22, Class BA 3.50% due 12/25/2058(2)	954,253	1,043,702
Series 2019-28, Class JA 3.50% due 06/25/2059(2)	10,234,885	11,288,499

Federal National Mtg. Assoc. REMIC FRS
Series 2017-M13, Class FA 2.05% (1 ML+0.40%) due 10/25/2024(4)	925,757	917,357
Series 2017-M5, Class FA 2.14% (1 ML+0.49%) due 04/25/2024(4)	204,523	203,430

		167,600,820

Government National Mtg. Assoc. - 2.8%

4.00% due 02/15/2041	457,741	492,939
4.00% due 09/15/2041	577,232	629,333
4.00% due 02/15/2042	2,132	2,263
4.00% due 08/15/2042	120,735	134,366
4.00% due April 30 TBA	24,250,000	25,762,095
4.50% due 05/15/2040	442,402	489,815
4.50% due 06/15/2040	484,978	536,336
4.50% due 07/15/2040	737,674	809,198
4.50% due 05/15/2042	144,780	159,318
4.50% due April 30 TBA	3,025,000	3,210,281
5.00% due 07/15/2033	801,506	889,342
5.00% due 10/15/2033	42,188	46,303
5.00% due 11/15/2033	9,042	9,930
5.00% due 12/15/2033	16,233	17,701
5.00% due 01/15/2034	76,740	83,710
5.00% due 02/15/2034	56,037	60,530
5.00% due 03/15/2034	2,078	2,244
5.00% due 05/15/2034	6,888	7,800
5.00% due 06/15/2035	5,023	5,586
5.00% due 09/15/2035	62,653	70,148
5.00% due 11/15/2035	21,076	23,121
5.00% due 12/15/2035	14,889	16,398
5.00% due 02/15/2036	8,050	8,715
5.00% due 03/15/2036	6,629	7,163
5.00% due 09/15/2036	1,920	2,075
5.00% due 05/15/2038	8,570	9,265
5.00% due 07/15/2038	53,348	57,672
5.00% due 08/15/2038	20,293	22,598
5.00% due 11/15/2038	54,028	60,155
5.00% due 12/15/2038	220,338	245,405
5.00% due 06/15/2039	303,089	337,621
5.00% due 08/15/2039	71,602	79,697
5.00% due 04/15/2041	173,659	193,357
5.50% due 10/15/2032	950	1,036
5.50% due 02/15/2033	56,790	61,657
5.50% due 05/15/2033	37,733	42,485
5.50% due 06/15/2033	46,775	52,438
5.50% due 07/15/2033	9,478	10,454
5.50% due 08/15/2033	5,316	5,774
5.50% due 09/15/2033	2,031	2,282
5.50% due 11/15/2033	73,282	80,332
5.50% due 01/15/2034	12,260	13,921
5.50% due 02/15/2034	42,734	47,420
5.50% due 03/15/2034	345,175	384,894

5.50% due 04/15/2034	16,878	19,191
5.50% due 05/15/2034	25,357	27,975
5.50% due 06/15/2034	7,180	7,803
5.50% due 07/15/2034	8,857	9,711
5.50% due 08/15/2034	10,942	11,985
5.50% due 09/15/2034	139,500	151,608
5.50% due 10/15/2034	107,764	117,241
5.50% due 04/15/2036	30,700	33,536
6.00% due 06/15/2028	10,341	11,427
6.00% due 08/15/2028	21,497	23,742
6.00% due 09/15/2028	26,905	29,681
6.00% due 10/15/2028	7,955	8,774
6.00% due 12/15/2028	29,796	33,461
6.00% due 04/15/2029	1,685	1,861
6.00% due 01/15/2032	4,253	4,757
6.00% due 02/15/2032	218	241
6.00% due 07/15/2032	5,955	6,591
6.00% due 09/15/2032	10,094	11,145
6.00% due 10/15/2032	140,788	156,854
6.00% due 11/15/2032	7,518	8,299
6.00% due 01/15/2033	1,822	2,013
6.00% due 02/15/2033	6,947	8,080
6.00% due 03/15/2033	13,046	14,515
6.00% due 04/15/2033	41,137	45,469
6.00% due 05/15/2033	72,189	79,753
6.00% due 12/15/2033	16,290	18,514
6.00% due 08/15/2034	2,622	2,919
6.00% due 09/15/2034	49,213	54,383
6.00% due 10/15/2034	28,284	31,358
6.00% due 05/15/2036	14,751	16,758
6.00% due 06/15/2036	174,661	201,628
6.00% due 07/15/2036	2,187,223	2,484,276
6.00% due 08/15/2036	55,459	62,985
6.00% due 12/15/2036	107,996	122,653
6.00% due 02/15/2037	45,247	51,389
6.00% due 08/15/2037	42,034	47,734
6.00% due 01/15/2038	178,234	205,898
6.00% due 03/15/2038	113,551	128,868
6.00% due 07/15/2038	62,664	71,158
6.00% due 08/15/2038	160,190	181,717
6.00% due 09/15/2038	246,132	277,637
6.00% due 10/15/2038	350,075	398,210
6.00% due 11/15/2038	139,753	156,903
6.00% due 12/15/2038	131,331	148,498
6.00% due 01/15/2039	120,055	136,694
6.00% due 02/15/2039	83,937	94,843
6.00% due 04/15/2039	70,885	78,365
6.00% due 12/15/2039	85,888	97,450
6.00% due 03/15/2040	187,705	207,140
6.00% due 04/15/2040	34,974	39,697
6.00% due 06/15/2041	115,483	131,070
6.50% due 06/15/2023	1,350	1,482
6.50% due 07/15/2023	6,793	7,454
6.50% due 08/15/2023	938	1,029
6.50% due 10/15/2023	3,648	4,004
6.50% due 11/15/2023	7,505	8,236
6.50% due 12/15/2023	21,556	23,655
6.50% due 02/15/2027	805	905
6.50% due 12/15/2027	1,302	1,429
6.50% due 01/15/2028	13,356	14,659
6.50% due 02/15/2028	5,190	5,695
6.50% due 03/15/2028	16,336	18,219
6.50% due 04/15/2028	8,214	9,081
6.50% due 05/15/2028	30,484	33,485
6.50% due 06/15/2028	35,618	39,299
6.50% due 07/15/2028	35,119	38,625
6.50% due 08/15/2028	22,604	25,074
6.50% due 09/15/2028	35,989	39,763
6.50% due 10/15/2028	29,434	32,699
6.50% due 11/15/2028	33,994	37,792
6.50% due 12/15/2028	28,535	31,572
6.50% due 02/15/2029	4,499	4,960
6.50% due 03/15/2029	12,387	13,595
6.50% due 04/15/2029	3,600	3,951
6.50% due 05/15/2029	48,587	53,318
6.50% due 06/15/2029	5,448	5,978
6.50% due 03/15/2031	1,733	1,929
6.50% due 04/15/2031	380	452
6.50% due 05/15/2031	41,006	46,423
6.50% due 06/15/2031	36,374	39,959
6.50% due 07/15/2031	96,411	109,754
6.50% due 08/15/2031	16,626	18,424
6.50% due 09/15/2031	51,767	58,172
6.50% due 10/15/2031	23,551	27,113
6.50% due 11/15/2031	20,413	22,492
6.50% due 01/15/2032	95,050	106,732
6.50% due 02/15/2032	40,726	45,987
6.50% due 04/15/2032	11,319	12,421
6.50% due 05/15/2032	13,877	15,305
7.00% due 11/15/2031	13,814	15,597
7.00% due 03/15/2032	12,485	14,704
7.00% due 01/15/2033	16,322	19,487
7.00% due 05/15/2033	42,815	50,790
7.00% due 07/15/2033	28,017	32,751
7.00% due 11/15/2033	42,148	50,070
8.00% due 10/15/2029	338	339
8.00% due 12/15/2029	979	984
8.00% due 01/15/2030	13,688	14,296
8.00% due 03/15/2030	104	105
8.00% due 04/15/2030	14,646	14,761
8.00% due 08/15/2030	1,204	1,209
8.00% due 09/15/2030	17,073	17,566
8.00% due 11/15/2030	1,507	1,611
8.00% due 02/15/2031	32,481	35,576
8.00% due 03/15/2031	8,705	8,741
Government National Mtg. Assoc. REMIC
Series 2005-74, Class HA 7.50% due 09/16/2035(2)	21,060	22,959
Series 2005-74, Class HB 7.50% due 09/16/2035(2)	162,734	186,396
Series 2005-74, Class HC 7.50% due 09/16/2035(2)	81,521	96,095

		43,004,790

Resolution Funding Corp - 0.1%

Resolution Funding Corp. STRIPS zero coupon due 07/15/2020	2,500,000	2,496,228

Uniform Mtg. Backed Securities - 0.3%

2.50% due April 15 TBA	4,000,000	4,148,359
3.00% due April 15 TBA	940,000	983,438

		5,131,797

Total U.S. Government Agencies (cost $438,703,023)		458,935,095

U.S. GOVERNMENT TREASURIES - 31.9%
United States Treasury Bonds - 10.2%

2.25% due 08/15/2049	5,705,000	6,950,072
2.50% due 02/15/2045	7,555,000	9,446,406
2.50% due 05/15/2046	915,000	1,154,366
2.75% due 08/15/2047	2,965,000	3,928,393
2.75% due 11/15/2047	19,733,000	26,174,745
2.88% due 05/15/2043(6)	31,130,000	41,085,520
2.88% due 08/15/2045	6,205,000	8,314,215
2.88% due 05/15/2049	8,265,000	11,277,528
3.00% due 02/15/2047	2,520,000	3,491,381
3.00% due 08/15/2048	12,800,000	17,780,000
3.00% due 02/15/2049	3,125,000	4,353,882
3.38% due 05/15/2044	2,895,000	4,141,207
3.63% due 02/15/2044	13,550,000	20,069,879

		158,167,594

United States Treasury Notes - 21.7%

1.13% due 02/28/2025	3,420,000	3,545,445
1.50% due 10/31/2021	18,000,000	18,366,328
1.50% due 03/31/2023	21,610,000	22,393,362
1.50% due 10/31/2024	20,105,000	21,144,020
1.50% due 02/15/2030	7,910,000	8,516,536
1.63% due 10/31/2026	31,740,000	33,975,438
1.63% due 08/15/2029	25,995,000	28,213,714
1.75% due 06/30/2022	8,800,000	9,102,500
1.75% due 06/30/2024	27,405,000	29,021,467
1.75% due 12/31/2024	13,000,000	13,841,953
1.75% due 11/15/2029	10,560,000	11,601,150
2.13% due 12/31/2022	23,290,000	24,470,876
2.38% due 05/15/2029	9,315,000	10,715,525
2.63% due 06/30/2023	13,360,000	14,363,044
2.63% due 12/31/2023	15,000,000	16,290,234
2.88% due 09/30/2023	14,325,000	15,606,976
2.88% due 10/31/2023	32,065,000	34,968,386
2.88% due 08/15/2028	17,660,000	20,882,950

		337,019,904

Total U.S. Government Treasuries (cost $428,717,459)		495,187,498

Total Long-Term Investment Securities (cost $1,428,410,845)		1,522,696,481

SHORT-TERM INVESTMENT SECURITIES - 0.5%
U.S. Government Treasuries - 0.5%

United States Treasury Bills 0.11% due 03/25/2021	325,300	324,810
0.12% due 03/25/2021	7,214,700	7,203,830

Total Short-Term Investment Securities (cost $7,531,015)		7,528,640

REPURCHASE AGREEMENTS - 8.5%
Bank of America Securities LLC Joint Repurchase Agreement(5)	22,155,000	22,155,000
Barclays Capital, Inc. Joint Repurchase Agreement(5)	26,975,000	26,975,000
BNP Paribas SA Joint Repurchase Agreement(5)	30,365,000	30,365,000
Deutsche Bank AG Joint Repurchase Agreement(5)	26,975,000	26,975,000
RBS Securities, Inc. Joint Repurchase Agreement(5)	25,630,000	25,630,000

Total Repurchase Agreements (cost $132,100,000)		132,100,000

TOTAL INVESTMENTS (cost $1,568,041,860)	107.0%	1,662,325,121
Liabilities in excess of other assets	(7.0)	(109,420,555)

NET ASSETS	100.0%	$1,552,904,566

FORWARD SALES CONTRACTS - (0.37)%
U.S. Government Agencies - (0.37)%
Federal National Mtg. Assoc. - (0.37)%

3.00% due April 30 TBA (proceeds ($5,866,547))	$(5,700,000)	$(5,975,426)

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2020, the aggregate value of these securities was $281,548,884 representing 18.1% of net assets.

(1)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(2)	Collateralized Mortgage Obligation
(3)	Collateralized Loan Obligation
(4)	Commercial Mortgage Backed Security
(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	The security or portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

CLO  -  Collateralized Loan Obligation

REMIC  -  Real Estate Mortgage Investment Conduit

SCRT  -  Structured Credit Risk Transfer

STRIPS - Separate trading of registered interest and principal of securities

TBA  -  Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date.   The actual principal amount and maturity date will be determined upon settlement date.

FRS  -  Floating Rate Security

VRS  -  Variable Rate Security

The rates on FRS and VRS are the current interest rates at March 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

3 ML - 3 Month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
151	Short	U.S. Treasury 10 Year Notes	June 2020	$20,751,906	$20,941,812	$(189,906)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$115,566,515	$—	$115,566,515
U.S. Corporate Bonds & Notes	—	254,806,497	—	254,806,497
Foreign Corporate Bonds & Notes	—	139,753,354	—	139,753,354
Foreign Government Obligations	—	19,704,464	—	19,704,464
Municipal Bond & Notes	—	38,743,058	—	38,743,058
U.S. Government Agencies	—	458,935,095	—	458,935,095
U.S. Government Treasuries	—	495,187,498	—	495,187,498
Short-Term Investment Securities	—	7,528,640	—	7,528,640
Repurchase Agreements	—	132,100,000	—	132,100,000

Total Investments at Value	$—	$1,662,325,121	$—	$1,662,325,121

LIABILITIES:
Forward Sales Contracts:
U.S. Government Agencies	$—	$5,975,426	$—	$5,975,426

Other Financial Instruments:+
Futures Contracts	$189,906	$—	$—	$189,906

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2020 - (unaudited)

Security Description	Shares/ Principal Amount(3)	Value (Note 1)
COMMON STOCKS - 57.8%
Aerospace/Defense - 0.5%

Lockheed Martin Corp.	947	$320,986

Aerospace/Defense-Equipment - 2.0%

Airbus SE	5,964	386,964
L3Harris Technologies, Inc.	2,992	538,919
Safran SA	3,411	299,813

		1,225,696

Applications Software - 2.4%

Five9, Inc.†	2,033	155,443
HubSpot, Inc.†	612	81,512
Intuit, Inc.	798	183,540
Microsoft Corp.	920	145,093
salesforce.com, Inc.†	4,486	645,895
ServiceNow, Inc.†	874	250,471

		1,461,954

Auto-Cars/Light Trucks - 0.3%

Ferrari NV	1,080	167,860

Banks-Commercial - 0.2%

CaixaBank SA	64,838	120,926

Beverages-Wine/Spirits - 0.9%

Diageo PLC	16,420	525,911

Building Products-Air & Heating - 0.2%

Daikin Industries, Ltd.	1,100	134,141

Building-Heavy Construction - 2.4%

Cellnex Telecom SA*	8,834	402,094
China Tower Corp., Ltd.*	2,834,726	632,898
Vinci SA	5,215	431,516

		1,466,508

Building-Residential/Commercial - 0.4%

Berkeley Group Holdings PLC	5,968	266,776

Cable/Satellite TV - 1.8%

Charter Communications, Inc., Class A†	1,049	457,689
Comcast Corp., Class A	18,923	650,573

		1,108,262

Commercial Services - 0.3%

Intertek Group PLC	3,286	192,063

Commercial Services-Finance - 1.9%

Equifax, Inc.	2,545	304,000
Global Payments, Inc.	2,953	425,911
PayPal Holdings, Inc.†	3,388	324,367
Square, Inc., Class A†	2,504	131,160

		1,185,438

Communications Software - 0.5%

Slack Technologies, Inc., Class A†	10,865	291,617

Cosmetics & Toiletries - 0.5%

Shiseido Co., Ltd.	5,642	333,283

Data Processing/Management - 1.0%

DocuSign, Inc.†	2,232	206,237
Fidelity National Information Services, Inc.	3,300	401,412

		607,649

Diagnostic Equipment - 1.5%

Danaher Corp.	4,045	559,868
Thermo Fisher Scientific, Inc.	1,293	366,695

		926,563

Diversified Banking Institutions - 2.0%

Bank of America Corp.	16,271	345,433
JPMorgan Chase & Co.	10,127	911,734

		1,257,167

Diversified Manufacturing Operations - 0.9%

Parker-Hannifin Corp.	2,186	283,590
Trane Technologies PLC	3,389	279,897

		563,487

E-Commerce/Products - 2.8%

Alibaba Group Holding, Ltd. ADR†	4,365	848,905
Amazon.com, Inc.†	438	853,978

		1,702,883

E-Commerce/Services - 1.0%

Match Group, Inc.†	2,385	157,505
MercadoLibre, Inc.†	326	159,277
Uber Technologies, Inc.†	10,405	290,508

		607,290

Electric-Distribution - 0.2%

Orsted A/S*	964	94,670

Electric-Integrated - 1.6%

Duke Energy Corp.	8,813	712,796
Iberdrola SA	24,459	241,508

		954,304

Electronic Components-Misc. - 0.4%

Flex, Ltd.†	31,004	259,659

Electronic Components-Semiconductors - 2.7%

Advanced Micro Devices, Inc.†	7,816	355,472
Broadcom, Inc.	1,441	341,661
Infineon Technologies AG	22,232	333,005
Marvell Technology Group, Ltd.	13,874	313,969
Micron Technology, Inc.†	4,055	170,553
Texas Instruments, Inc.	1,706	170,480

		1,685,140

Electronic Forms - 0.2%

Adobe, Inc.†	432	137,480

Enterprise Software/Service - 1.0%

Atlassian Corp. PLC, Class A†	1,075	147,554
Guidewire Software, Inc.†	1,958	155,289
Workday, Inc., Class A†	2,635	343,130

		645,973

Finance-Credit Card - 1.1%

Visa, Inc., Class A	4,202	677,026

Finance-Other Services - 0.9%

B3 SA - Brasil Bolsa Balcao	16,600	114,690
Intercontinental Exchange, Inc.	5,092	411,179

		525,869

Food-Catering - 0.7%

Compass Group PLC	26,748	417,927

Food-Misc./Diversified - 1.1%

Nestle SA	6,292	648,505

Gas-Distribution - 0.7%

National Grid PLC	35,668	418,047

Gold Mining - 0.3%

Barrick Gold Corp.	10,871	199,761

Healthcare Safety Devices - 0.2%

Tandem Diabetes Care, Inc.†	1,725	111,004

Human Resources - 0.3%

Recruit Holdings Co., Ltd.	6,504	167,945

Industrial Automated/Robotic - 1.3%

Keyence Corp.	1,418	457,610
Rockwell Automation, Inc.	2,203	332,455

		790,065

Insurance-Life/Health - 1.2%

AIA Group, Ltd.	45,253	407,110
AXA SA	18,413	318,856

		725,966

Insurance-Multi-line - 0.4%

Ping An Insurance Group Co. of China, Ltd.	23,823	233,040

Insurance-Property/Casualty - 0.6%

Tokio Marine Holdings, Inc.	7,796	357,544

Internet Content-Entertainment - 1.6%

Facebook, Inc., Class A†	2,516	419,669
Netflix, Inc.†	1,580	593,290

		1,012,959

Internet Content-Information/News - 1.3%

Tencent Holdings, Ltd.	15,896	775,114

Investment Management/Advisor Services - 0.1%

XP, Inc., Class A†	4,707	90,798

Medical Instruments - 0.8%

Intuitive Surgical, Inc.†	728	360,513
Medtronic PLC	1,481	133,556

		494,069

Medical Labs & Testing Services - 0.3%

WuXi AppTec Co., Ltd.*	12,762	156,188

Medical Products - 1.7%

Abbott Laboratories	6,510	513,704
Baxter International, Inc.	6,932	562,809

		1,076,513

Medical-Biomedical/Gene - 0.4%

Illumina, Inc.†	605	165,238
Vertex Pharmaceuticals, Inc.†	439	104,460

		269,698

Medical-Drugs - 1.9%

Bausch Health Cos., Inc.†	6,996	108,438
China National Accord Medicines Corp., Ltd., Class A	15,100	84,883
Eisai Co., Ltd.	2,500	183,499
Eli Lilly & Co.	1,958	271,614
Pfizer, Inc.	16,514	539,017

		1,187,451

Medical-HMO - 1.7%

Anthem, Inc.	1,138	258,372
UnitedHealth Group, Inc.	3,229	805,248

		1,063,620

Medical-Hospitals - 0.3%

HCA Healthcare, Inc.	1,914	171,973

Metal-Diversified - 0.3%

Anglo American PLC	9,889	172,803

Oil Companies-Exploration & Production - 0.4%

EOG Resources, Inc.	6,534	234,701

Power Converter/Supply Equipment - 0.1%

Schneider Electric SE	643	55,361

Private Equity - 0.6%

Blackstone Group, Inc., Class A	7,871	358,681

Real Estate Investment Trusts - 1.2%

Americold Realty Trust	4,126	140,449
Boston Properties, Inc.	3,722	343,280
VICI Properties, Inc.	14,226	236,721

		720,450

Real Estate Operations & Development - 0.4%

Mitsui Fudosan Co., Ltd.	15,748	272,378

Research & Development - 0.2%

Hangzhou Tigermed Consulting Co., Ltd., Class A	17,000	152,848

Resort/Theme Parks - 0.4%

Oriental Land Co., Ltd.	1,700	217,556

Retail-Building Products - 0.6%

Lowe’s Cos., Inc.	4,181	359,775

Retail-Restaurants - 0.2%

Domino’s Pizza, Inc.	402	130,276

Schools - 0.7%

Chegg, Inc.†	5,577	199,545
New Oriental Education & Technology Group, Inc. ADR†	1,956	211,717

		411,262

Semiconductor Equipment - 0.2%

ASML Holding NV	464	123,313

Telephone-Integrated - 0.8%

KDDI Corp.	9,000	266,023
SoftBank Group Corp.	7,000	245,119

		511,142

Theaters - 0.2%

Live Nation Entertainment, Inc.†	2,802	127,379

Transactional Software - 0.3%

Worldline SA†*	3,315	194,863

Transport-Rail - 0.6%

CSX Corp.	5,996	343,571

Transport-Truck - 0.3%

Old Dominion Freight Line, Inc.	1,250	164,009

Web Portals/ISP - 0.9%

Alphabet, Inc., Class C†	477	554,660

Wireless Equipment - 0.9%

Motorola Solutions, Inc.	4,354	578,734

Total Common Stocks (cost $36,601,714)		35,498,530

EXCHANGE-TRADED FUNDS - 1.2%

iShares MSCI Japan ETF	1,975	97,545
iShares MSCI ACWI ETF	4,289	268,363
SPDR S&P 500 Trust ETF	1,372	353,633

Total Exchange-Traded Funds (cost $776,905)		719,541

U.S. CORPORATE BONDS & NOTES - 1.1%
Banks-Super Regional - 0.1%
PNC Financial Services Group, Inc. Senior Notes 2.20% due 11/01/2024	65,000	66,627

Building Products-Air & Heating - 0.0%
Carrier Global Corp. Company Guar. Notes 1.92% due 02/15/2023*	25,000	24,612

Cable/Satellite TV - 0.1%
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*		60,000	60,801

Computer Services - 0.2%
International Business Machines Corp. Senior Notes 2.85% due 05/13/2022		100,000	102,554

Electric-Integrated - 0.2%
Florida Power & Light Co. FRS Senior Notes 2.14% (3 ML+0.40%) due 05/06/2022		85,000	80,159
Southern Co. Senior Notes 2.35% due 07/01/2021		50,000	49,954

			130,113

Insurance-Multi-line - 0.2%
Metropolitan Life Global Funding I Sec. Notes 1.88% due 04/16/2020	CAD	150,000	106,562

Medical-Drugs - 0.1%
AbbVie, Inc. Senior Notes 2.30% due 11/21/2022*		80,000	80,063

Pipelines - 0.0%
MPLX LP FRS Senior Notes 1.90% (3 ML+0.90%) due 09/09/2021		20,000	18,899

Telephone-Integrated - 0.1%
AT&T, Inc. Senior Notes 2.80% due 02/17/2021		50,000	50,221

Television - 0.1%
Viacom, Inc. Senior Notes 4.50% due 03/01/2021		30,000	30,202

Total U.S. Corporate Bonds & Notes (cost $670,465)			670,654

FOREIGN CORPORATE BONDS & NOTES - 0.7%
Auto-Cars/Light Trucks - 0.5%
Ford Credit Canada Co. Company Guar. Notes 2.45% due 05/07/2020	CAD	150,000	105,776
General Motors Financial of Canada, Ltd. Company Guar. Notes 3.08% due 05/22/2020	CAD	150,000	105,594
Volkswagen Financial Services NV Company Guar. Notes 1.75% due 04/17/2020	GBP	70,000	86,904

			298,274

Finance-Auto Loans - 0.2%
FCA Bank SpA Senior Notes 1.38% due 04/17/2020	EUR	100,000	110,283

Total Foreign Corporate Bonds & Notes (cost $419,217)			408,557

FOREIGN GOVERNMENT OBLIGATIONS - 23.8%
Sovereign - 23.8%
Commonwealth of Australia Senior Notes 2.00% due 12/21/2021	AUD	184,000	116,610
Commonwealth of Australia Bonds 2.25% due 11/21/2022	AUD	60,000	38,851
Commonwealth of Australia Senior Notes 2.75% due 11/21/2027	AUD	239,000	170,560
Commonwealth of Australia Senior Notes 3.00% due 03/21/2047	AUD	179,000	142,917
Commonwealth of Australia Senior Notes 3.25% due 06/21/2039	AUD	25,000	20,021
Commonwealth of Australia Senior Notes 4.75% due 04/21/2027	AUD	46,000	36,517
Commonwealth of Australia Bonds 5.75% due 05/15/2021	AUD	25,000	16,322
Federal Republic of Germany Bonds zero coupon due 10/18/2024	EUR	229,000	260,355
Federal Republic of Germany Bonds 1.25% due 08/15/2048	EUR	18,000	26,853
Federal Republic of Germany Bonds 1.50% due 09/04/2022	EUR	158,000	183,697
Federal Republic of Germany Bonds 2.50% due 08/15/2046	EUR	39,000	71,695
Federal Republic of Germany Bonds 4.25% due 07/04/2039	EUR	86,000	177,352
Government of Canada Bonds 0.75% due 03/01/2021	CAD	125,000	89,086
Government of Canada Bonds 1.50% due 06/01/2023	CAD	96,000	70,291
Government of Canada Bonds 1.50% due 06/01/2026	CAD	70,000	52,314
Government of Canada Bonds 2.25% due 06/01/2029	CAD	116,000	93,563
Government of Canada Bonds 3.50% due 12/01/2045	CAD	53,000	55,512
Government of Canada Bonds 4.00% due 06/01/2041	CAD	15,000	16,056
Government of France Bonds zero coupon due 02/25/2021	EUR	30,000	33,227
Government of France Bonds zero coupon due 05/25/2021	EUR	100,000	110,932

Government of France Bonds zero coupon due 02/25/2022	EUR	459,000	510,798
Government of France Bonds zero coupon due 03/25/2025	EUR	366,000	410,539
Government of France Bonds 0.50% due 05/25/2029	EUR	299,000	346,203
Government of France Bonds 0.75% due 05/25/2028	EUR	229,000	270,395
Government of France Bonds 2.00% due 05/25/2048*	EUR	20,000	29,009
Government of France Bonds 3.25% due 05/25/2045	EUR	146,000	256,570
Government of France Bonds 4.00% due 04/25/2055	EUR	27,000	58,508
Government of France Bonds 4.50% due 04/25/2041	EUR	48,000	94,518
Government of Japan Senior Bonds 0.10% due 06/20/2020	JPY	35,000,000	325,668
Government of Japan Bonds 0.10% due 11/01/2020	JPY	42,000,000	391,220
Government of Japan Bonds 0.10% due 12/20/2026	JPY	9,050,000	85,397
Government of Japan Bonds 0.10% due 03/20/2027	JPY	27,750,000	262,064
Government of Japan Bonds 0.10% due 03/20/2029	JPY	32,300,000	304,123
Government of Japan Bonds 0.20% due 06/20/2036	JPY	42,300,000	387,732
Government of Japan Bonds 0.30% due 12/20/2024	JPY	20,500,000	194,381
Government of Japan Bonds 0.30% due 06/20/2046	JPY	5,300,000	48,087
Government of Japan Bonds 0.40% due 03/20/2056	JPY	18,250,000	167,983
Government of Japan Bonds 0.60% due 06/20/2024	JPY	22,100,000	211,716
Government of Japan Bonds 0.80% due 09/20/2022	JPY	52,550,000	500,067
Government of Japan Bonds 0.80% due 09/20/2023	JPY	2,200,000	21,117
Government of Japan Bonds 0.80% due 09/20/2047	JPY	37,700,000	385,706
Government of Japan Bonds 0.90% due 06/20/2022	JPY	4,400,000	41,861
Government of Japan Bonds 1.20% due 06/20/2021	JPY	6,500,000	61,432
Government of Japan Bonds 1.70% due 06/20/2033	JPY	57,300,000	635,658
Government of Japan Bonds 1.80% due 03/20/2043	JPY	5,400,000	66,178
Government of Japan Bonds 1.90% due 09/20/2042	JPY	8,450,000	104,852
Government of Japan Bonds 2.20% due 09/20/2028	JPY	17,300,000	191,794
Government of Japan Bonds 2.30% due 03/20/2039	JPY	36,550,000	463,486
Government of Malaysia Bonds 3.42% due 08/15/2022	MYR	75,000	17,514
Government of Malaysia Bonds 4.13% due 04/15/2032	MYR	100,000	23,960
Government of Malaysia Bonds 4.76% due 04/07/2037	MYR	61,000	15,347
Government of New Zealand Senior Notes 3.00% due 04/20/2029	NZD	90,000	62,511
Kingdom of Belgium Notes zero coupon due 10/22/2027*	EUR	135,000	149,037
Kingdom of Belgium Senior Notes 0.50% due 10/22/2024*	EUR	45,000	51,370
Kingdom of Belgium Senior Notes 0.80% due 06/22/2027*	EUR	15,600	18,303
Kingdom of Belgium Senior Notes 0.80% due 06/22/2028*	EUR	62,800	74,069
Kingdom of Belgium Senior Notes 1.70% due 06/22/2050*	EUR	30,000	40,857
Kingdom of Belgium Notes 4.00% due 03/28/2022	EUR	63,000	75,731
Kingdom of Belgium Bonds 4.25% due 03/28/2041*	EUR	50,000	94,212
Kingdom of Denmark Bonds 1.75% due 11/15/2025	DKK	408,000	67,607
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	122,000	33,470
Kingdom of Norway Bonds 2.00% due 05/24/2023*	NOK	564,000	56,905
Kingdom of Spain Senior Notes zero coupon due 04/30/2023	EUR	120,000	132,135
Kingdom of Spain Bonds 0.05% due 10/31/2021	EUR	75,000	83,053

Kingdom of Spain Senior Notes 0.50% due 04/30/2030*	EUR	149,000	161,312
Kingdom of Spain Senior Notes 1.00% due 10/31/2050*	EUR	50,000	47,458
Kingdom of Spain Senior Notes 1.45% due 04/30/2029*	EUR	110,000	130,267
Kingdom of Spain Senior Notes 2.35% due 07/30/2033*	EUR	15,000	19,514
Kingdom of Spain Senior Notes 3.45% due 07/30/2066*	EUR	15,000	25,335
Kingdom of Spain Senior Notes 4.65% due 07/30/2025*	EUR	224,000	304,198
Kingdom of Spain Senior Notes 4.70% due 07/30/2041*	EUR	20,000	35,961
Kingdom of Spain Senior Bonds 4.90% due 07/30/2040*	EUR	42,000	76,610
Kingdom of Sweden Bonds 0.75% due 11/12/2029*	SEK	200,000	21,954
Kingdom of Sweden Bonds 3.50% due 03/30/2039	SEK	40,000	6,491
Kingdom of Sweden Bonds 5.00% due 12/01/2020	SEK	225,000	23,549
Kingdom of the Netherlands Bonds zero coupon% due 01/15/2024*	EUR	102,000	115,122
Kingdom of the Netherlands Bonds 0.25% due 07/15/2029*	EUR	83,000	96,072
Kingdom of the Netherlands Bonds 0.50% due 01/15/2040*	EUR	40,000	47,809
Kingdom of the Netherlands Bonds 1.75% due 07/15/2023*	EUR	70,000	83,370
Kingdom of the Netherlands Bonds 2.75% due 01/15/2047*	EUR	18,000	33,371
Republic of Austria Senior Notes zero coupon due 07/15/2024*	EUR	75,000	83,945
Republic of Austria Senior Notes 0.50% due 02/20/2029*	EUR	44,000	50,839
Republic of Austria Senior Notes 0.75% due 03/20/2051*	EUR	50,000	57,123
Republic of Austria Senior Notes 2.10% due 12/31/2099*	EUR	2,000	3,721
Republic of Austria Senior Notes 2.40% due 05/23/2034*	EUR	15,000	21,494
Republic of Austria Senior Notes 3.65% due 04/20/2022*	EUR	30,000	35,935
Republic of Finland Senior Notes 0.50% due 09/15/2029*	EUR	10,000	11,602
Republic of Finland Senior Bonds 1.13% due 04/15/2034*	EUR	5,000	6,245
Republic of Finland Senior Notes 1.38% due 04/15/2047*	EUR	12,000	16,559
Republic of Finland Senior Notes 2.00% due 04/15/2024*	EUR	15,000	18,207
Republic of Ireland Bonds 1.10% due 05/15/2029	EUR	30,000	36,078
Republic of Ireland Bonds 1.50% due 05/15/2050	EUR	10,000	12,861
Republic of Ireland Notes 1.70% due 05/15/2037	EUR	10,000	13,107
Republic of Ireland Bonds 5.40% due 03/13/2025	EUR	39,000	54,845
Republic of Italy Senior Bonds 0.05% due 01/15/2023*	EUR	220,000	239,339
Republic of Italy Bonds 0.35% due 11/01/2021	EUR	221,000	243,828
Republic of Italy Senior Bonds 0.35% due 02/01/2025	EUR	279,000	299,428
Republic of Italy Senior Bonds 0.95% due 03/01/2023	EUR	60,000	66,930
Republic of Italy Senior Bonds 1.35% due 04/01/2030	EUR	235,000	255,166
Republic of Italy Senior Bonds 2.05% due 08/01/2027	EUR	248,000	289,271
Republic of Italy Senior Bonds 2.45% due 09/01/2050*	EUR	54,000	60,008
Republic of Italy Senior Notes 2.70% due 03/01/2047*	EUR	15,000	17,604
Republic of Italy Bonds 2.80% due 03/01/2067*	EUR	13,000	15,089
Republic of Italy Senior Bonds 3.00% due 08/01/2029	EUR	60,000	74,998
Republic of Italy Senior Notes 3.10% due 03/01/2040*	EUR	105,000	132,008
Republic of Italy Senior Notes 3.35% due 03/01/2035*	EUR	18,000	23,519
Republic of Italy Senior Bonds 3.50% due 03/01/2030*	EUR	55,000	71,560
Republic of Italy Senior Bonds 5.00% due 09/01/2040*	EUR	35,000	55,748

Republic of Poland Bonds 2.50% due 07/25/2027	PLN	230,000	58,928
Republic of Singapore Bonds 2.75% due 04/01/2042	SGD	17,000	14,412
Republic of Singapore Bonds 3.50% due 03/01/2027	SGD	40,000	32,490
Republic of South Africa Senior Notes 8.25% due 03/31/2032	ZAR	1,632,000	72,496
United Kingdom Gilt Treasury Bonds 0.63% due 06/07/2025	GBP	138,000	175,128
United Kingdom Gilt Treasury Bonds 0.88% due 10/22/2029	GBP	84,000	109,998
United Kingdom Gilt Treasury Bonds 1.00% due 04/22/2024	GBP	22,000	28,255
United Kingdom Gilt Treasury Bonds 1.75% due 09/07/2022	GBP	115,000	148,365
United Kingdom Gilt Treasury Bonds 2.50% due 07/22/2065	GBP	94,000	199,166
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	45,000	89,313
United Kingdom Gilt Treasury Bonds 4.25% due 06/07/2032	GBP	55,000	98,472
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2040	GBP	34,000	70,141
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2046	GBP	138,000	312,081
United Mexican States Senior Notes 8.50% due 11/18/2038	MXN	530,300	23,623
United Mexican States Bonds 10.00% due 12/05/2024	MXN	759,900	36,196
United Mexican States Bonds 10.00% due 11/20/2036	MXN	543,800	27,872

Total Foreign Government Obligations (cost $14,530,371)			14,598,260

U.S. GOVERNMENT TREASURIES - 14.0%
United States Treasury Bonds - 3.5%

2.00% due 02/15/2050		173,000	200,416
2.75% due 11/15/2047		75,000	99,483
2.88% due 05/15/2043		20,000	26,396
3.00% due 02/15/2048		693,500	962,773
3.13% due 05/15/2048		85,000	120,424
3.75% due 08/15/2041		30,000	44,588
4.38% due 11/15/2039		154,000	243,958
5.00% due 05/15/2037		271,000	445,033

			2,143,071

United States Treasury Notes - 10.5%

1.38% due 08/31/2023		536,000	555,556
2.00% due 02/28/2021		342,000	348,012
2.00% due 12/31/2021		707,000	728,983
2.00% due 11/15/2026		70,000	76,664
2.13% due 08/15/2021(1)		798,000	819,509
2.13% due 06/30/2022		816,000	851,126
2.38% due 08/15/2024		388,000	421,904
2.38% due 05/15/2029		296,000	340,504
2.50% due 05/15/2024		1,931,000	2,101,018
2.75% due 02/15/2028		198,000	230,825

			6,474,101

Total U.S. Government Treasuries (cost $8,026,922)			8,617,172

Total Long-Term Investment Securities (cost $63,025,594)			60,512,714

REPURCHASE AGREEMENTS - 2.9%
Bank of America Securities LLC Joint Repurchase Agreement(2)		300,000	300,000
Barclays Capital, Inc. Joint Repurchase Agreement(2)		370,000	370,000
BNP Paribas SA Joint Repurchase Agreement(2)		425,000	425,000
Deutsche Bank AG Joint Repurchase Agreement(2)		370,000	370,000
RBS Securities, Inc. Joint Repurchase Agreement(2)		350,000	350,000
Total Repurchase Agreements (cost $1,815,000)			1,815,000

TOTAL INVESTMENTS (cost $64,840,594)		101.5%	62,327,714
Liabilities in excess of other assets		(1.5)	(904,073)

NET ASSETS		100.0%	$61,423,641

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2020, the aggregate value of these securities was $4,278,849 representing 7.0% of net assets.

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	Denominated in United States dollars unless otherwise indicated.

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at March 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

3 ML - 3 Month USD Libor

Currency Legend

AUD -	Australian Dollar
CAD -	Canadian Dollar
DKK -	Danish Krone

EUR -	Euro Currency
GBP -	British Sterling Pound
JPY -	Japanese Yen
MXN -	Mexican Peso
MYR -	Malaysian Ringgit
NOK -	Norwegian Krone
NZD -	New Zealand Dollar
PLN -	Poland Zloty
SEK -	Swedish Krona
SGD -	Singapore Dollar
ZAR -	South African Rand

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Short	Euro-BTP	June 2020	$163,902	$155,961	$7,941
12	Long	U.S. Treasury 10 Year Notes	June 2020	1,626,982	1,664,250	37,268
1	Long	U.S. Treasury Ultra Bonds	June 2020	198,214	221,875	23,661
1	Long	U.S. Treasury 10 Year Ultra Long Bonds	June 2020	156,000	156,031	31

						$68,901

						Unrealized (Depreciation)
1	Short	Australian 10 Year Bonds	June 2020	$88,680	$92,641	$(3,961)
1	Long	Euro-Bund	June 2020	194,714	190,261	(4,453)
1	Long	Euro-Schatz Futures	June 2020	123,982	123,734	(248)
1	Short	U.S. Treasury 5 Year Notes	June 2020	124,329	125,359	(1,030)

						(9,692)

		Net Unrealized Appreciation (Depreciation)				$59,209

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Australia and New Zealand Banking Group Ltd.	JPY	89,841,000	USD	827,189	04/03/2020	$—	$(8,371)
	JPY	279,629,000	USD	2,578,997	04/30/2020	—	(24,902)
	USD	2,574,616	JPY	279,629,000	04/03/2020	26,054	—
	USD	828,597	JPY	89,841,000	04/30/2020	8,001	—

						34,055	(33,273)

Bank of America, N.A.	EUR	117,000	USD	132,357	04/03/2020	3,314	—
	JPY	9,422,000	USD	88,659	04/03/2020	1,030	—
	SEK	580,000	USD	57,608	04/30/2020	—	(1,060)
	USD	87,053	EUR	79,000	04/03/2020	79	—
	USD	158,199	JPY	16,560,000	04/03/2020	—	(4,184)
	USD	57,568	SEK	580,000	04/03/2020	1,063	—

						5,486	(5,244)

Bank of Montreal	JPY	566,920,000	USD	5,259,023	04/03/2020	—	(13,577)
	USD	1,129,652	JPY	120,556,000	04/03/2020	—	(8,429)

						—	(22,006)

Barclays Bank PLC	EUR	80,000	USD	88,858	04/03/2020	624	—
	JPY	8,071,000	USD	77,869	04/03/2020	2,806	—
	MXN	2,059,000	USD	83,536	04/30/2020	—	(2,912)
	PLN	241,000	USD	61,824	04/03/2020	3,564	—
	USD	76,909	EUR	68,000	04/03/2020	—	(1,910)
	USD	83,832	MXN	2,059,000	04/03/2020	2,951	—
	USD	136,211	EUR	124,000	04/30/2020	695	—

						10,640	(4,822)

BNP Paribas SA	AUD	929,000	USD	602,798	04/03/2020	31,368	—
	EUR	118,000	USD	133,316	04/03/2020	3,170	—
	GBP	159,000	USD	197,155	04/30/2020	—	(458)
	MYR	250,000	USD	59,387	04/03/2020	1,483	—
	USD	13,626	AUD	21,000	04/03/2020	—	(709)
	USD	79,890	NZD	142,000	04/30/2020	4,822	—

						40,843	(1,167)

Citibank N.A.	EUR	302,000	USD	337,794	04/03/2020	4,709	—
	JPY	5,700,000	USD	55,059	04/03/2020	2,047	—
	MXN	2,059,000	USD	104,957	04/03/2020	18,174	—
	USD	41,655	EUR	37,000	04/03/2020	—	(847)
	USD	476,046	JPY	49,939,000	04/03/2020	—	(11,592)
	USD	74,124	NZD	124,000	04/03/2020	—	(134)

						24,930	(12,573)

Goldman Sachs International	CHF	10,000	USD	10,371	04/03/2020	—	(19)
	EUR	7,103,000	USD	7,831,093	04/03/2020	—	(3,025)
	GBP	71,000	USD	82,558	04/30/2020	—	(5,684)
	JPY	4,500,000	USD	41,979	04/03/2020	127	—
	USD	39,194	NZD	68,000	04/03/2020	1,381	—
	USD	68,599	GBP	59,000	04/30/2020	4,729	—

						6,237	(8,728)

HSBC Bank USA	EUR	30,000	USD	33,077	04/30/2020	—	(46)
	MYR	250,000	USD	57,141	04/30/2020	—	(880)
	USD	57,138	MYR	250,000	04/03/2020	766	—
	USD	27,686	NZD	46,000	04/30/2020	—	(244)

						766	(1,170)

JPMorgan Chase Bank N.A.	AUD	97,000	USD	63,990	04/03/2020	4,325	—
	CAD	724,000	USD	540,071	04/03/2020	25,600	—
	CHF	10,000	USD	10,406	04/30/2020	1	—
	EUR	545,000	USD	612,884	04/03/2020	11,787	—
	EUR	145,000	USD	160,560	04/30/2020	469	—
	GBP	451,000	USD	576,494	04/03/2020	16,300	—
	PLN	241,000	USD	56,828	04/30/2020	—	(1,420)
	SGD	64,000	USD	44,466	04/30/2020	—	(582)

	USD	3,730	CAD	5,000	04/03/2020	—	(177)
	USD	10,390	CHF	10,000	04/03/2020	—	—
	USD	65,476	EUR	58,000	04/03/2020	—	(1,506)
	USD	174,400	JPY	18,461,000	04/03/2020	—	(2,705)
	USD	48,609	NZD	83,000	04/03/2020	917	—
	USD	56,840	PLN	241,000	04/03/2020	1,421	—
	USD	44,444	SGD	64,000	04/03/2020	584	—
	USD	45,358	EUR	41,000	04/30/2020	—	(91)
	USD	18,282	JPY	2,025,000	04/30/2020	575	—
	USD	49,774	NZD	84,000	04/30/2020	338	—
	ZAR	1,488,000	USD	94,666	04/03/2020	11,483	—

						73,800	(6,481)

Morgan Stanley & Co. International PLC	CAD	5,000	USD	3,557	04/03/2020	4	—
	CAD	672,000	USD	478,200	04/30/2020	516	—
	CAD	150,000	USD	111,931	05/07/2020	5,299	—
	DKK	699,000	USD	103,738	04/03/2020	473	—
	DKK	699,000	USD	102,501	04/30/2020	—	(865)
	EUR	56,000	USD	62,252	04/03/2020	487	—
	EUR	7,860,000	USD	8,668,873	04/30/2020	—	(9,171)
	GBP	903,000	USD	1,057,187	04/30/2020	—	(65,105)
	NOK	531,000	USD	56,802	04/03/2020	5,727	—
	NOK	531,000	USD	49,653	04/30/2020	—	(1,432)
	NZD	600,000	USD	374,833	04/03/2020	16,818	—
	SEK	580,000	USD	60,878	04/03/2020	2,246	—
	SGD	64,000	USD	46,096	04/03/2020	1,068	—
	USD	478,088	CAD	672,000	04/03/2020	—	(568)
	USD	102,395	DKK	699,000	04/03/2020	871	—
	USD	8,850,803	EUR	8,030,000	04/03/2020	5,732	—
	USD	1,056,510	GBP	903,000	04/03/2020	65,121	—
	USD	5,681	JPY	597,000	04/03/2020	—	(128)
	USD	49,640	NOK	531,000	04/03/2020	1,435	—
	USD	17,535	NZD	29,000	04/03/2020	—	(231)
	USD	85,370	ZAR	1,488,000	04/03/2020	—	(2,187)
	USD	3,558	CAD	5,000	04/30/2020	—	(4)
	USD	87,161	JPY	9,400,000	04/30/2020	372	—
	ZAR	1,488,000	USD	85,038	04/30/2020	2,192	—

						108,361	(79,691)

National Australia Bank Ltd.	NZD	199,000	USD	116,206	04/03/2020	—	(2,536)
	NZD	283,000	USD	165,252	04/30/2020	—	(3,576)
	USD	165,258	NZD	283,000	04/03/2020	3,606	—
	USD	116,202	NZD	199,000	04/30/2020	2,514	—

						6,120	(6,112)

Royal Bank of Canada	EUR	36,000	USD	39,564	04/30/2020	—	(183)
	USD	37,184	CAD	52,000	04/03/2020	—	(233)
	USD	92,195	NZD	150,000	04/03/2020	—	(2,692)

						—	(3,108)

State Street Bank and Trust Co.	JPY	93,209,000	USD	859,346	04/30/2020	—	(8,614)
	USD	57,744	EUR	54,000	04/03/2020	1,814	—
	USD	256,525	JPY	27,000,000	04/03/2020	—	(5,413)
	USD	81,892	AUD	134,000	04/30/2020	544	—
	USD	276,098	JPY	29,947,000	04/30/2020	2,768	—

						5,126	(14,027)

Toronto Dominion Bank	GBP	452,000	USD	580,651	04/03/2020	19,214	—
	JPY	51,338,000	USD	468,177	04/03/2020	—	(9,288)
	JPY	159,788,000	USD	1,459,611	04/30/2020	—	(28,331)
	USD	1,457,188	JPY	159,788,000	04/03/2020	28,909	—
	USD	468,956	JPY	51,338,000	04/30/2020	9,102	—

						57,225	(37,619)

UBS AG	AUD	21,000	USD	12,646	04/03/2020	—	(271)
	AUD	1,026,000	USD	618,021	04/30/2020	—	(13,169)
	CAD	150,000	USD	104,020	04/16/2020	—	(2,586)
	EUR	5,000	USD	5,546	04/03/2020	32	—
	USD	617,857	AUD	1,026,000	04/03/2020	13,238	—
	USD	35,465	NZD	62,000	04/03/2020	1,530	—
	USD	12,650	AUD	21,000	04/30/2020	270	—

						15,070	(16,026)

Net Unrealized Appreciation/(Depreciation)						$388,659	$(252,047)

AUD -	Australian Dollar
CAD -	Canadian Dollar
CHF -	Swiss Franc
DKK -	Danish Krone
EUR -	Euro Currency
GBP -	British Sterling Pound
JPY -	Japanese Yen
MXN -	Mexican Peso
MYR -	Malaysian Ringgit
NOK -	Norwegian Krone
NZD -	New Zealand Dollar
PLN -	Polish Zloty
SEK -	Swedish Krona
SGD -	Singapore Dollar
USD -	United States Dollar
ZAR -	South African Rand

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$24,608,570	$10,889,960	**	$—	$35,498,530
Exchange-Traded Funds	719,541	—		—	719,541
U.S. Corportate Bonds & Notes	—	670,654		—	670,654
Foreign Corporate Bonds & Notes	—	408,557		—	408,557
Foreign Government Obligations	—	14,598,260		—	14,598,260
U.S. Government Treasuries	—	8,617,172		—	8,617,172
Repurchase Agreements	—	1,815,000		—	1,815,000

Total Investments at Value	$25,328,111	$36,999,603		$—	$62,327,714

Other Financial Instruments:+
Futures Contracts	$68,901	$—		$—	$68,901
Forward Foreign Currency Contracts	—	388,659		—	388,659

	$68,901	$388,659		$—	$457,560

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$9,692	$—		$—	$9,692
Forward Foreign Currency Contracts	—	252,047		$—	252,047

	$9,692	$252,047		$—	$261,739

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to the Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2020 — (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 – Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio’s asset and liabilities classified in the fair value hierarchy as of March 31, 2020 is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange for which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Repurchase Agreements

As of March 31, 2020, the following Portfolios held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	11.69%	$3,840,000
SA Wellington Government and Quality Bond	67.44	22,155,000
SA Wellington Strategic Multi-Asset	0.91	300,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated March 31, 2020, bearing interest at a rate of 0.01% per annum, with a principal amount of $32,850,000, a repurchase price of $32,850,009, and a maturity date of April 1, 2020. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.00%	11/15/2045	$24,215,000	$33,830,214

As of March 31, 2020, the following Portfolios held an undivided interest in a joint repurchase agreement with Barclays Capital, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	11.69%	$4,675,000
SA Wellington Government and Quality Bond	67.44	26,975,000
SA Wellington Strategic Multi-Asset	0.93	370,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated March 31, 2020, bearing interest at a rate of 0.01% per annum, with a principal amount of $40,000,000, a repurchase price of $40,000,011, and a maturity date of April 1, 2020. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.00%	05/15/2047	$29,066,000	$40,993,466

As of March 31, 2020, the following Portfolios held an undivided interest in a joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	11.70%	$5,265,000
SA Wellington Government and Quality Bond	67.48	30,365,000
SA Wellington Strategic Multi-Asset	0.94	425,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated March 31, 2020, bearing interest at a rate of 0.01% per annum, with a principal amount of $45,000,000, a repurchase price of $45,000,013, and a maturity date of April 1, 2020. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.50%	09/30/2024	$43,649,400	$45,874,580

As of March 31, 2020, the following Portfolios held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	11.69%	$4,675,000
SA Wellington Government and Quality Bond	67.44	26,975,000
SA Wellington Strategic Multi-Asset	0.93	370,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated March 31, 2020, bearing interest at a rate of 0.01% per annum, with a principal amount of $40,000,000, a repurchase price of $40,000,006, and a maturity date of April 1, 2020. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.88%	01/31/2022	$39,506,000	$40,829,203

As of March 31, 2020, the following Portfolios held an undivided interest in a joint repurchase agreement with RBS Securities, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	11.68%	$4,440,000
SA Wellington Government and Quality Bond	67.45	25,630,000
SA Wellington Strategic Multi-Asset	0.92	350,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated March 31, 2020, bearing interest at a rate of 0.01% per annum, with a principal amount of $38,000,000, a repurchase price of $38,000,005, and a maturity date of April 1, 2020. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.00%	04/30/2024	$36,075,000	$38,797,829

Note 3. Derivative Instruments

Forward Foreign Currency Contracts: During the period, the SA Wellington Strategic Multi-Asset Portfolio used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates to manage and/or gain exposure to certain foreign currencies and/or to attempt to enhance return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that a Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported in the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of the Portfolio’s Portfolio of Investments.

Futures: During the period, SA Wellington Government and Quality Bond and the SA Wellington Strategic Multi-Asset Portfolios used futures contracts to attempt to increase or decrease exposure to equity, bond and currency markets and to manage duration and yield curve positioning.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since futures contracts are generally exchange-traded.

Future contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Options: During the period, the SA Wellington Strategic Multi-Asset Portfolio used options contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports, which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.